PROSPECTUS DATED DECEMBER 31, 2016,

AS AMENDED AND RESTATED JUNE 7, 2017

T H E  S A R A T O G A  A D V A N T A G E  T R U S T

JAMES ALPHA TOTAL HEDGE PORTFOLIO

CLASS I SHARES (Ticker: JTHIX)

CLASS A SHARES (Ticker: JTHAX)

CLASS C SHARES (Ticker: JTHCX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Total Hedge Portfolio (the “Portfolio”) is managed by James Alpha Advisors, LLC (the “Manager”). Shares of the Portfolio are available to investors and advisory services.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Portfolio Turnover	1
Principal Investment Strategies	2
Principal Investment Risks	3
Performance	8
Manager	8
Portfolio Managers	8
Purchase and Sale of Portfolio Shares	8
Tax Information	8
Financial Intermediary Compensation	8
additional information about PRINCIPAL investment strategies and related risks	8
PORTFOLIO HOLDINGS	16
management OF THE PORTFOLIO	16
SHAREHOLDER INFORMATION	19
Pricing of Portfolio Shares	19
Purchase of Shares	19
Class C Shares Contingent Deferred Sales Charge	21
Choosing a Share Class	22
Class A Shares Reduced Sales Charge Information	23
Right of Accumulation	23
Letter of Intent	24
Class A Shares Sales Charge Waivers	24
Class A Shares Contingent Deferred Sales Charge	24
Plan of Distribution	25
Frequent Purchases and Redemptions of Trust Shares	25
REDEMPTION OF SHARES	26
DIVIDENDS AND DISTRIBUTIONS	28
TAX CONSEQUENCES	29
additional information	30
FINANCIAL HIGHLIGHTS	30
OTHER PERFORMANCE OF THE MANAGER	31
Privacy policy notice	32

PORTFOLIO SUMMARY

Investment Objective: The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE(1)	NONE	1.00%(2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses(3)	0.44%	0.44%	0.44%
Interest Expense(3)	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses(4)	0.68%	0.68%	0.68%
Total Annual Portfolio Operating Expenses	2.39%	2.14%	3.14%
(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See the “Shareholder Information – Class A Shares Contingent Deferred Sales Charge” section).
(2)	Only applicable to redemptions made within one year after purchase. (See the “Shareholder Information – Class C Shares Contingent Deferred Sales Charge” section).
(3)	Other Expenses and Interest Expense are based on estimated amounts for the current fiscal year.
(4)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years
Class A	$803	$1,278
Class I	$217	$670
Class C	$417	$969

IF YOU HELD YOUR SHARES

	One Year	Three Years
Class A	$803	$1,278
Class I	$217	$670
Class C	$317	$969

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. No portfolio turnover is shown as the Portfolio had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies. The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of investment strategies offered by private funds. The private fund investment strategies the returns of which the Portfolio will seek to outperform include “hedged equity,” “event driven,” “macro,” and “relative value” strategies.

•	A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. A hedged equity strategy also may seek to manage risk by adopting “top-down” constraints on leverage, limits on net market exposure, net regional exposure and net sector exposure, position size limits, position stop-loss limits and parameters relating to the number of its positions. The Portfolio will seek to outperform the returns of various hedged equity investment strategies, such as, among others, equity market neutral, fundamental growth, fundamental value, quantitative directional strategies, short bias, and sectors such as energy, materials, technology, and healthcare.
•	Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction. Event driven investment strategies may purchase the common stock of a company being acquired and short the common stock of the acquirer in expectation of profiting from the price differential as a result of or in expectation of the consummation of the merger. The Portfolio will seek to outperform the returns of various event driven investment strategies, such as, among others, activist strategies, credit arbitrage, distressed investing, restructuring strategies and merger arbitrage.
•	Macro based strategies aim to exploit macro-economic imbalances across the globe. Macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities. The Portfolio will seek to outperform the returns of various macro based investment strategies, such as, among others, active trading, commodity, currency, discretionary thematic, systematic diversified and multi-strategy.
•	Relative value strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio will seek to outperform the returns of various fixed income relative value strategies, such as, among others, asset-backed, master limited partnership (“MLP”), real estate, convertible arbitrage, corporate and sovereign strategies, as well as volatility investment strategies.

The Portfolio will seek to outperform the returns of private fund investment strategies by investing in a variety of asset classes, including global equities, global fixed income securities, currencies, commodities and rates, such as interest rates and measures of volatility.

The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income instruments that are rated below investment grade (i.e., junk bonds), particularly in seeking to outperform the returns of certain private fund strategies such as distressed investing. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, credit default and volatility swaps. The Portfolio may also invest in swaps having payments linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity, event driven, macro and relative value strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 125 ETFs, ETNs, currencies, swaps and other derivatives, and mutual funds.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

Principal Investment Risks. There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Currency/Exchange Rate Risk. The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Event-Linked Securities Risk. The type, frequency and severity of events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Portfolio may lose a portion of its entire principal invested in the security or notional amount on a swap. Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate. Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible. Event-linked securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Foreign Securities Risk. The Portfolio's foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Hedging Risk. Attempting to outperform the investment strategies of private funds that are hedged or otherwise seek reduced market exposure through short positions or other hedging techniques may produce an investment portfolio with reduced exposure to market risk. As a result, the Portfolio will likely underperform the broader equity markets during market rallies. In addition, the hedging strategies of the private funds whose returns are tracked by the Manager may not be successful in reducing market risk and, in turn, the Portfolio may not provide protection from losses during market downturns.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

MLP Risks. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the OTC market. The ability to trade on a public exchange or in the OTC market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. Investments in MLPs may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by MLPs in which it invests. Such expenses are not reflected in the above fee table. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed and asset-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Other Investment Companies. The Portfolio will invest in other investment companies, such as ETFs and mutual funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Short Sales Risk. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The principal investments in which the Subsidiary may invest are derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the underlying principles of a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the Internal Revenue Service (“IRS”) has suspended the issuance of these rulings. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. The IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance. Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Manager. James Alpha Advisors, LLC is the Portfolio’s manager.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2017.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Michael J. Montague	Chief Operating Officer and Chief Compliance Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Akos Beleznay	Chief Investment Officer of the Manager, and has managed the Portfolio since its inception in 2017.

Purchase and Sale of Portfolio Shares. Generally, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares. The investment minimum for Class I shares of the Portfolio is $1 million, subject to certain exceptions. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information. Distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-free plan. The Portfolio’s investment techniques may cause more of the Portfolio’s income dividends and capital gains distributions to be taxable at ordinary income tax rates than it would if it did not engage in such techniques.

Financial Intermediary Compensation. If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices. The Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of investment strategies offered by private funds. The private fund investment strategies the returns of which the Portfolio will seek to outperform include “hedged equity,” “event driven,” “macro,” and “relative value” strategies.

•	A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. A hedged equity strategy also may seek to manage risk by adopting “top-down” constraints on leverage, limits on net market exposure, net regional exposure and net sector exposure, position size limits, position stop-loss limits and parameters relating to the number of its positions. The Portfolio will seek to outperform the returns of various hedged equity investment strategies, such as, among others, equity market neutral, fundamental growth, fundamental value, quantitative directional strategies, short bias, and sectors such as energy, materials, technology, and healthcare.
•	Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction. Event driven investment strategies may purchase the common stock of a company being acquired and short the common stock of the acquirer in expectation of profiting from the price differential as a result of or in expectation of the consummation of the merger. The Portfolio will seek to outperform the returns of various event driven investment strategies, such as, among others, activist strategies, credit arbitrage, distressed investing, restructuring strategies and merger arbitrage.

•	Macro based strategies aim to exploit macro-economic imbalances across the globe. Macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities. The Portfolio will seek to outperform the returns of various macro based investment strategies, such as, among others, active trading, commodity, currency, discretionary thematic, systematic diversified and multi-strategy.
•	Relative value strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio will seek to outperform the returns of various fixed income relative value strategies, such as, among others, asset-backed, MLP, real estate, convertible arbitrage, corporate and sovereign strategies, as well as volatility investment strategies.

The “event driven,” “macro,” and “relative value” strategies are “hedged” strategies. For example, event driven and relative value strategies typically utilize hedges to limit market exposure. Relative value strategy managers may hedge, limit or offset interest rate exposure to isolate the risk of a position to strictly the yield disparity of the instrument relative to lower risk instruments.

The Portfolio will seek to outperform the returns of private fund investment strategies by investing in a variety of asset classes, including global equities, global fixed income securities, currencies, commodities and rates, such as interest rates and measures of volatility.

The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as ETNs, ETFs and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income instruments that are rated below investment grade (i.e., junk bonds), particularly in seeking to outperform the returns of certain private fund strategies such as distressed investing. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, credit default and volatility swaps. The Portfolio may also invest in swaps having payments linked to the returns of Underlying Pools. There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity, event driven, macro and relative value strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 125 ETFs, ETNs, currencies, swaps and other derivatives, and mutual funds.

The Portfolio may invest up to 25% of its total assets in the Subsidiary to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

General Investment Policies of the Portfolio

Temporary or Cash Investments. Under normal market conditions, the Portfolio will seek to stay fully invested according to its principal investment strategies as noted above. The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective during that period.

For longer periods of time, the Portfolio may hold a substantial cash position. If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested. To the extent that the Portfolio uses a money market fund for its cash position, there will be duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Regulation under the Commodity Exchange Act. The Manager is registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to the Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Manager’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Manager as the Portfolio’s CPO, the Manager’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Manager’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The Manager is also registered as a CTA but, with respect to the Portfolio, relies on an exemption from CTA regulation available for a CTA that also serves as the Portfolio’s CPO. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies, or this prospectus.

Change in Investment Objective and Strategies. The Portfolio’s investment objective and strategies are non-fundamental (unless otherwise indicated) and may be changed without the approval of the Portfolio’s shareholders.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio. There is no assurance that the Portfolio will achieve its investment objective. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities that may result in increased transaction costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodities Risk. The Portfolio or the Subsidiary may invest in commodity-linked investments that may subject it to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio and the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk. Individually negotiated or OTC derivative instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Risk. The issuers of fixed income instruments in which the Portfolio invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Portfolio invests in bonds related below investment-grade bonds (junk bonds). An issuer's securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Portfolio may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. In the case of OTC derivatives, they may be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. The Portfolio could lose more than the cash amount invested in derivatives. Derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Portfolio. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the net amount of payments that it is contractually entitled to receive). Central clearing and exchange trading of certain derivatives are designed to reduce counterparty and liquidity risk, but they do not eliminate those risks completely.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless. Options can involve economic leverage, which could result in these investments experiencing greater volatility than other investments, which could increase the volatility of the Portfolio.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which the Portfolio may invest may be leveraged. As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished. ETFs generally have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Event-Linked Securities Risk. Factors influencing performance of event-linked securities tend to encompass different variables than the usual factors influencing performance of stock and fixed income markets. The type, frequency and severity of market-wide or company-specific events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Portfolio may lose a portion of its entire principal invested in the security or notional amount on a swap. Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate. Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible. Event-linked securities are not offered or traded on exchanges, and investors in event-linked securities do not benefit from the regulatory protections of such exchanges, the SEC or other governmental or regulatory authorities in any jurisdiction. Event-linked securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Foreign Securities Risk. The Portfolio's investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. Foreign securities also have risks related to economic and political developments abroad, including expropriations and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the United States, or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Hedging Risk. Attempting to outperform the investment strategies of private funds that are hedged or otherwise seek reduced market exposure through short positions or other hedging techniques may produce an investment portfolio with reduced exposure to market risk. As a result, the Portfolio will likely underperform the broader equity markets during market rallies. In addition, the hedging strategies of the private funds whose returns are tracked by the Manager may not be successful in reducing market risk and, in turn, the Portfolio may not provide protection from losses during market downturns.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Portfolio’s performance.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. An investment is considered to be illiquid if the Portfolio is unable to sell such investment at a fair price within a reasonable amount of time. An investment may be deemed illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. The Portfolio may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. The securities of medium and small capitalization companies may be less liquid than the securities of larger capitalization companies, which could have an adverse effect on the ability of the Portfolio to sell these securities at favorable prices. This also may impede the Portfolio’s ability to obtain market quotations based on actual trades in order to value the Portfolio’s securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, medium and small capitalization companies may not pay a dividend, which can cushion returns in a falling market. Many issuers of real estate securities are small to medium capitalization companies, some of which may be newly formed.

MLP Risks. An MLP is a public limited partnership or a limited liability company. Investment in MLPs involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid or trade less frequently than conventional publicly traded securities. Where certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times and it may be more difficult for the Portfolio to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the sub-adviser believes it is desirable to do so. This may affect adversely the Portfolio’s ability to make dividend distributions.

The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. Investments in MLPs may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by MLPs in which it invests. Such expenses are not reflected in the above fee table. MLPs are generally considered interest-rate sensitive investments.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed and asset-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Other Investment Companies. The Portfolio will invest in unaffiliated investment companies as permitted under Section 12(d)(1) of the 1940 Act and rules thereunder. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. Because the Portfolio will invest in other investment companies, the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees; that is, there will be a layering of certain expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Portfolio may invest cash holdings in affiliated or non-affiliated money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

Short Sales Risk. If the Portfolio sells short a security that it does not own and the security increases in value, the Portfolio will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the Portfolio holds in long positions will decline at the same time that the market value of the securities the Portfolio has sold short increases, thereby increasing the Portfolio’s potential volatility. The more the Portfolio pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Portfolio originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited.

In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the Portfolio may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The Portfolio normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The Portfolio may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The Portfolio incurs a loss if the Portfolio is required to buy the security at a time when the security has appreciated in value from the date of the short sale.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract and the Portfolio may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage which creates special risks discussed above.

Subsidiary Risk. The Subsidiary, unlike the Portfolio, may invest without limitation in commodity-linked derivatives. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the Portfolio, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Subsidiary and the Portfolio and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax or withholding tax on the Subsidiary. If this were to change, the Subsidiary may have to pay such taxes and Portfolio shareholders will experience decreased returns.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Code. The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the principles underlying a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the IRS has suspended the issuance of these rulings. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings or determines that the Portfolio should have sought its own private letter ruling, the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. The IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

James Alpha Advisors, LLC (the “Manager”), a registered investment adviser located at 515 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Portfolio. As of March 31, 2017, the Manager managed approximately $504.3 million in assets. Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 1.00% of the Portfolio’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Manager is responsible for managing the Portfolio in accordance with its investment objective and policies.

The Subsidiary will pay the Manager a fee at an annual rate of 1.00% of the Subsidiary’s average daily net assets. The Manager has agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee it receives from the Subsidiary. The Subsidiary, and indirectly the Portfolio, will also bear fees in connection with the custody, transfer agency, audit and legal services that the Subsidiary receives.

The U.S. Securities and Exchange Commission (“SEC”) has granted exemptive relief to permit the Manager, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisers on behalf of the Portfolio without shareholder approval. This means that the Manager could reduce a sub-advisory fee and retain a larger percentage of the management fee or increase a sub-advisory fee and retain a smaller percentage of the management fee. Under a manager of managers structure, the Manager would have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Portfolio’s sub-advisers and recommending to the Board of Trustees their hiring, termination, or replacement. Within 90 days of retaining a sub-adviser, shareholders of the Portfolio will receive notification of the change. A manager of managers structure enables the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.

Portfolio Expenses. The Portfolio is responsible for its own operating expenses. Pursuant to the Operating Expense Limitation Agreement, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses) do not exceed 1.74%, 1.49%, and 2.49% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2017, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be included in the Portfolio’s first report to shareholders issued after the commencement of the Portfolio’s operations.

Portfolio Managers

Manager

Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay are responsible for the day-to-day management of the Portfolio.

Kevin R. Greene serves as a Managing Partner of the Manager, and is responsible for overseeing the day to day management of the firm. Mr. Greene is the former Chairman & CEO of Capital Resource Holdings, LLC the holding company parent of CRA RogersCasey, one of the leading pension consulting firms in the United States. Prior to CRA RogersCasey, he founded Bryant Park Capital, a privately held investment bank specializing in private equity financing and mergers and acquisitions for both private and public companies in the United States and Europe. Since 1991, Mr. Greene has served as the Chairman and CEO of KR Group, an international consulting and investment banking firm which he founded.

James S. Vitalie serves as Chief Executive Officer of the Manager and has over 20 years of experience successfully building financial services firms. Formerly the Institutional Group Head of Old Mutual Capital serving on the Executive and Product Development Committees, Mr. Vitalie was responsible for distribution and marketing of mutual funds, separate accounts and registered hedge fund of fund products. Prior to Old Mutual, Mr. Vitalie was the President of Curian Capital, an industry leading managed account platform. At Curian, Mr. Vitalie created the infrastructure of the asset management firm, developed and executed its strategic plan, and served as the Chairman of the Investment Policy Committee. Additionally, Mr. Vitalie was President of Foliofn Institutional, a financial services and technology company. As President of Century Business Services (CBZ) Retirement and Wealth Management Services division Mr. Vitalie created the strategic direction of the company, led the acquisition and integration efforts for the division and established their broker dealer and registered investment advisor. While at CBZ Mr. Vitalie was also responsible for securing the financing and launching of Allbridge Solutions as well as serving as its President and COO. Prior to CBZ, Mr. Vitalie was a partner at The Benefits Group, where he was responsible for the pension and investment services group. Lastly, Mr. Vitalie practiced corporate transactional law at Eckert, Seamans, Cherin & Mellott. Mr. Vitalie is also an officer of the Trust.

Michael J. Montague serves as Chief Operating Officer of the Manager and is responsible for daily operations of the Manager as well as independent risk monitoring for the Manager’s funds. Most recently Mr. Montague worked as a Portfolio Manager for a global macro fund primarily responsible for commodity research and trading. Mr. Montague previously served as a Portfolio Manager for Chapin Hill Advisors, Inc., overseeing asset allocation, trading, and investment activity. Prior to Chapin Hill Advisors, Mr. Montague served as a Portfolio Manager for the Cayuga MBA Fund LLC, a long/short equity hedge fund. He began his career with Schlumberger where he spent six years working as a Senior Geophysicist in Schlumberger’s Oilfield Services division.

Akos Beleznay serves as Chief Investment Officer of the Manager and is responsible for managing research and asset allocation for the Manager. Prior to joining the Manager, Mr. Beleznay was the Chief Investment Officer at Riverside, the asset management arm of HFR (Hedge Fund Research, Inc.) managing over one billion dollars of fund of hedge fund products. Before Riverside, Mr. Beleznay served as the Chief Investment Officer at Commerce Asset Management and CSG Asset Management with responsibility for managing funds of hedge funds and a hedge fund index replication product. Mr. Beleznay also served as the Director of Consulting Research for Equitas Capital Advisors, LLC from 2002 to 2010 and the Chief Investment Officer of Equitas Evergreen Fund LP, a fund of hedge funds with $300 million in assets, from 2003 to 2010.

Mr. Beleznay has a PhD degree in Physics from Eotvos Lorand University, Hungary and an MBA from Tulane University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolio.

Supervision

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account. Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”). Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager. Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio. The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio. Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

Administration

The Bank of New York Mellon, located at 225 Liberty Street, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust’s transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust. As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

Debt securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees. Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolio’s current NAV per share is made available on the Portfolio’s website at www.saratogacap.com.

PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below. Make all checks payable to the Portfolio. The Portfolio will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Not all share classes may be available in all states.

Note: Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming. Any commercial bank can transfer same-day funds by wire. The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Purchase of Shares in Good Order. All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.” This means that your request must include:

•	The Portfolio and account number.
•	The amount of the transaction (in dollars or shares).
•	Accurately completed orders.
•	Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. Orders to purchase shares through a Financial Intermediary will be effected at the NAV per share next determined after the purchase order has been received in good order by the Financial Intermediary. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of available choices. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000, then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchase of less than $1 million). In addition, the minimum initial investment for Class I shares of the Portfolio may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of the Manager, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the Portfolio. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption. The CDSC is based upon the investors original purchase price. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Brokers that have entered into selling agreements with the Portfolios’ distributor may receive a commission of up to 1.00% of the purchase price of Class C shares at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first. In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code (“403(b) Custodial Account”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see "Redemption of Shares—Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

CHOOSING A SHARE CLASS

Description of Classes. The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares. The Portfolio has four classes of shares – Class I shares, Class A shares, Class C shares and Class S shares. Only Class A, Class C and Class I shares are offered in this Prospectus. Class S shares are offered through a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class I shares are no-load shares that do not require that you pay a sales charge. If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.
•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”
•	Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

More About Class A Shares

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge. The following chart shows the sales charge you will pay based on the amount of your purchase. You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None	None	None
1	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase. See “More About Class A Shares” above for further information.
4	The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $ 3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;
•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class A Shares Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.
  Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.
  Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisors).
  Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.
  Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.
  Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.
  Reinvestment of capital gains distributions and dividends.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase. The CDSC is based upon the investor’s original purchase price. Any CDSC paid on the redemptions of Class A shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. Brokers may receive distribution and/or shareholder service fees for Class A shares.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies. To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences. The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV. This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”). The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds (also referred to as junk bonds) or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase. The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus. Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information. Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis. The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges. Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. Orders to redeem shares through a Financial Intermediary will receive the NAV per share next determined after the redemption request has been received in good order by the Financial Intermediary. The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, redemption requests of a shareholder in the event of death, divorce or other legal matter may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests. To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Receipt of a redemption order by the U.S. Postal Service (“USPS”) does not constitute receipt of such an order by the Trust or its Transfer Agent. Requests sent via the USPS will be processed at the NAV on the business day the request is received in good form at the Trust’s Transfer Agent. There may be a delay between the time the request reaches the P.O. Box and the time of the Trust’s receipt of the request, which may affect the NAV at which the request is processed. Regular mail is retrieved from the Transfer Agent’s post office box at least once a day by 12:00 p.m., Eastern Time and overnight mail is processed as received by the Transfer Agent from the delivery service. In both cases, processing of redemption requests are subject to the provisions described above in the opening paragraph in this section.

Redeeming by Telephone. The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-807-FUND (1-800-807-3863). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions. If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent. Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared.

Good Order. Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

  The request should be in writing indicating the number of shares or dollar amount to be redeemed;
  The request must identify your account number;
  The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
  If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee. Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.	Re-registration of the account.
2.	Changing bank wiring instructions on the account.
3.	Name change on the account.
4.	Setting up/changing systematic withdrawal plan to a secondary address.
5.	Redemptions greater than $100,000.
6.	Any redemption check that is being mailed to a different address than the address of record.
7.	Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase. The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); (iv) redemptions pursuant to systematic withdrawal plans; and (v) exchanges in response to tactical asset allocation programs’ allocations and reallocations, as approved by the Trust’s CCO and/or one of the Trust’s principal officers.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis. Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.” The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio’s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is generally treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. The Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolio declares and pays dividends from net investment income, if any, annually. Distributions of net realized long-term and short-term capital gains, if any, earned by the Portfolio will be made annually. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS. You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any. The statement provides information on your dividends and capital gains for tax purposes. If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust. Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Portfolio shares. The Portfolio’s investment techniques, including use of short-sales, derivatives and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust. Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied. However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends by capital losses when calculating your net capital gains or losses. Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Given the Portfolio’s investment strategies, it is not expected that a significant portion of the Portfolio’s dividends will be eligible to be taxed at the same rate as long-term capital gains (in the case of shareholders that are individuals) or for the corporate dividends received deduction (in the case of shareholders that are corporations).

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal income tax and may result in a taxable gain or loss to you. Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of the Portfolio’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

COST BASIS. The Portfolio (or its administrative agents) is required to report to the IRS and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolio will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Portfolio shareholders should consult with their tax advisers prior to making redemptions to determine the best IRS accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING. By law, the Portfolio must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount is currently 28% of your taxable distributions or redemption proceeds.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

OTHER. Portfolio distributions and gains from the sale or exchange of your Portfolio shares also may be subject to state and local taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income.

FOREIGN SHAREHOLDERS. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolio, as discussed in more detail in the Statement of Additional Information.

MEDICARE TAX. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options. Any such payments will not change the NAV of the price of the Portfolio’s shares.

In addition, the Portfolio or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio. These expenses are not separately identified in the fee table under the section titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee table.

FINANCIAL HIGHLIGHTS

Prior to the date of this prospectus, the Portfolio had not yet commenced operations, therefore, Financial Highlights are not yet available.

Other Performance of the Manager

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

The Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Manager in advising a discretionary account for an affiliate of the Manager (the “Discretionary Account”). The Manager does not advise any other funds or accounts with investment objectives, policies and strategies that are substantially similar to the Portfolio. The Discretionary Account does not charge a management fee. The tables below show the historical investment performance for the Discretionary Account. The first table shows the historical average annual total returns of the Discretionary Account for the one-year period ended April 30, 2017 and for the since inception period from November 2, 2015 (inception date) to April 30, 2017 (the “Average Annual Total Returns”). The Average Annual Total Returns are compared to the returns of the blended index (60% S&P 500 Index and 40% Bloomberg Barclays Aggregate Bond Index) (the “Blended Index”) and the HFRI Fund Weighted Composite Index, each of which is an unmanaged index that the Manager considers to be generally representative of the types of investments held by the Discretionary Account. Each index reflects no fees or costs and is not available for investment.

The Discretionary Account is separate and distinct from the Portfolio. The returns shown for the Discretionary Account should not be considered a substitute for the Portfolio’s own performance, nor indicative of the future returns of the Portfolio.

The Discretionary Account was not subject to certain investment limitations, diversification requirements, restrictions imposed by the Code, and other restrictions imposed on registered investment companies such as the Portfolio. In addition, the returns of the Discretionary Account were not adjusted to reflect any income tax liability resulting from the Discretionary Account’s investments, whereas the Portfolio will accrue deferred income taxes for any current or deferred tax liability, which will be reflected in the Portfolio’s daily net asset value and, therefore, in its performance returns. If such restrictions and income tax adjustments applied, the performance of the Discretionary Account may have been lower.

The Discretionary Account returns shown were obtained from records maintained by the Manager. The returns are time-weighted, calculated monthly, and include all realized and unrealized gains and losses. The Discretionary Account is valued at least monthly, taking into account cash flows.

The Discretionary Account returns gross of fees does not reflect the deduction of any fees or expenses or transaction costs. The Discretionary Account returns net of fees were calculated by adjusting the Discretionary Account returns gross of fees to reflect the Portfolio’s estimated net expenses of 1.71% for Class A and 1.46% for Class I, each of which include the effect of fee waivers and/or expense reimbursements. The Discretionary Account returns (net of fees) assumes that the fee waiver was in effect for all periods presented and, if that were not the case, then the Discretionary Account (net of fees) return numbers would have been lower. The adjusted Discretionary Account returns net of fees using Class A expenses and maximum sales load reflects deduction of the Class A front-end sales charge of 5.75% from the initial investment on November 2, 2015 (and, therefore, is not reflected in the one year returns). The methodology used to calculate the Discretionary Account returns gross and net of fees is different than guidelines of the SEC for calculating mutual fund performance.

Discretionary Account– Average Annual Total Returns

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

	1 Year*	Since Inception**
Discretionary Account (net of fees using Class A expenses and maximum sales load)	6.7%	-0.4%
Discretionary Account (net of fees using Class A expenses without sales load)	6.7%	3.6%
Discretionary Account (net of fees using Class I expenses)	6.9%	3.9%
Discretionary Account (gross of fees)	8.5%	5.4%
Blended Index***	10.9%	8.2%
HFRI Fund Weighted Composite Index***	8.2%	5.0%
*	Through April 30, 2017.
**	November 2, 2015 through April 30, 2017.
***	Reflects no deduction for fees, expenses or taxes.

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

• State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

JAMES ALPHA TOTAL HEDGE PORTFOLIO

CLASS I SHARES (Ticker: JTHIX)

CLASS A SHARES (Ticker: JTHAX)

CLASS C SHARES (Ticker: JTHCX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-800-807-FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at: www.saratogacap.com.

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.

PROSPECTUS DATED DECEMBER 31, 2016,

AS AMENDED AND RESTATED JUNE 7, 2017

T H E  S A R A T O G A  A D V A N T A G E  T R U S T

JAMES ALPHA EQUITY HEDGE PORTFOLIO

CLASS I SHARES (Ticker: JEHIX)

CLASS A SHARES (Ticker: JAHAX)

CLASS C SHARES (Ticker: JAHCX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Equity Hedge Portfolio (the “Portfolio”) is managed by James Alpha Advisors, LLC (the “Manager”). Shares of the Portfolio are available to investors and advisory services.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Portfolio Turnover	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	5
Manager	5
Portfolio Managers	5
Purchase and Sale of Portfolio Shares	5
Tax Information	6
Financial Intermediary Compensation	6
additional information about PRINCIPAL investment strategies and related risks	6
PORTFOLIO HOLDINGS	11
management OF THE PORTFOLIO	11
SHAREHOLDER INFORMATION	13
Pricing of Portfolio Shares	13
Purchase of Shares	14
Class C Shares Contingent Deferred Sales Charge	16
Choosing a Share Class	17
Class A Shares Reduced Sales Charge Information	17
Right of Accumulation	18
Letter of Intent	18
Class A Shares Sales Charge Waivers	18
Class A Shares Contingent Deferred Sales Charge	19
Plan of Distribution	19
Frequent Purchases and Redemptions of Trust Shares	20
REDEMPTION OF SHARES	20
DIVIDENDS AND DISTRIBUTIONS	23
TAX CONSEQUENCES	24
additional information	25
FINANCIAL HIGHLIGHTS	25
OTHER PERFORMANCE OF THE MANAGER	26
Privacy policy notice	27

PORTFOLIO SUMMARY

Investment Objective: The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE(1)	NONE	1.00%(2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses(3)	0.46%	0.46%	0.46%
Interest Expense(3)	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses(4)	0.45%	0.45%	0.45%
Total Annual Portfolio Operating Expenses	2.20%	1.95%	2.95%
(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases. (See the “Shareholder Information – Class A Shares Contingent Deferred Sales Charge” section).
(2)	Only applicable to redemptions made within one year after purchase. (See the ‘Shareholder Information – Class C Shares Contingent Deferred Sales Charge” section).
(3)	Other Expenses and Interest Expense are based on estimated amounts for the current fiscal year.
(4)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years
Class A	$785	$1,224
Class I	$198	$612
Class C	$398	$913

IF YOU HELD YOUR SHARES

	One Year	Three Years
Class A	$785	$1,224
Class I	$198	$612
Class C	$298	$913

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. No portfolio turnover is shown as the Portfolio had not commenced operations as of the date of this Prospectus.

1

Principal Investment Strategies. The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of hedged equity investment strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. A hedged equity strategy also may seek to manage risk by adopting “top-down” constraints on leverage, limits on net market exposure, net regional exposure and net sector exposure, position size limits, position stop-loss limits and parameters relating to the number of its positions. The Portfolio will seek to outperform the returns of various hedged equity investment strategies, such as, among others, equity market neutral, fundamental growth, fundamental value, quantitative directional strategies, short bias, and sectors such as energy, materials, technology, and healthcare.

The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The types of swaps in which the Portfolio may invest include, among others, total return, index and credit default swaps. The Portfolio may also invest in swaps having payments linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Portfolio’s exposure to foreign companies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 75 individual investments, such as ETFs.

Principal Investment Risks. There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Currency/Exchange Rate Risk. The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market referred) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.

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Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

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ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Foreign Securities Risk. The Portfolio's foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Hedging Risk. Attempting to outperform the investment strategies of private funds that are hedged or otherwise seek reduced market exposure through short positions or other hedging techniques may produce an investment portfolio with reduced exposure to market risk. As a result, the Portfolio will likely underperform the broader equity markets during market rallies. In addition, the hedging strategies of the private funds whose returns are tracked by the Manager may not be successful in reducing market risk and, in turn, the Portfolio may not provide protection from losses during market downturns.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

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Risk of Investing in Other Investment Companies. The Portfolio will invest in other investment companies, such as ETFs and mutual funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Short Sales Risk. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance. Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Manager. James Alpha Advisors, LLC is the Portfolio’s manager.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2017.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Michael J. Montague	Chief Operating Officer and Chief Compliance Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Akos Beleznay	Chief Investment Officer of the Manager, and has managed the Portfolio since its inception in 2017.

Purchase and Sale of Portfolio Shares. Generally, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares. The investment minimum for Class I shares of the Portfolio is $1 million, subject to certain exceptions. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

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Tax Information. Distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-free plan. The Portfolio’s investment techniques may cause more of the Portfolio’s income dividends and capital gains distributions to be taxable at ordinary income tax rates than it would if it did not engage in such techniques.

Financial Intermediary Compensation. If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices. The Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of hedged equity investment strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. A hedged equity strategy also may seek to manage risk by adopting “top-down” constraints on leverage, limits on net market exposure, net regional exposure and net sector exposure, position size limits, position stop-loss limits and parameters relating to the number of its positions. The Portfolio will seek to outperform the returns of various hedged equity investment strategies, such as, among others, equity market neutral, fundamental growth, fundamental value, quantitative directional strategies, short bias, and sectors such as energy, materials, technology, and healthcare.

The Portfolio expects to gain exposure to these asset classes primarily through ETFs, although the Portfolio may invest directly in equity securities, mutual funds, ETNs and currencies. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more hedged equity strategies or individual investments. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The types of swaps in which the Portfolio may invest include, among others, total return, index and credit default swaps. The Portfolio may also invest in swaps having payments linked to the returns of Underlying Pools. There is no limit on the Portfolio’s exposure to foreign companies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 75 individual investments, such as ETFs.

The Portfolio’s investments in the types of securities described in this prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this prospectus. The Portfolio may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

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General Investment Policies of the Portfolio

Temporary or Cash Investments. Under normal market conditions, the Portfolio will seek to stay fully invested according to its principal investment strategies as noted above. The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective during that period.

For longer periods of time, the Portfolio may hold a substantial cash position. If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested. To the extent that the Portfolio uses a money market fund for its cash position, there will be duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Commodity Exchange Act (“CEA”) Exclusion. The Manager, with respect to the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA, as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, and therefore is not subject to registration or regulation as a commodity pool operator. In addition, with respect to the Portfolio, the Manager is relying upon a related exclusion from the definition of a “commodity trading advisor” under the CEA and the rules of the CFTC.

Change in Investment Objective and Strategies. The Portfolio’s investment objective and strategies are non-fundamental (unless otherwise indicated) and may be changed without the approval of the Portfolio’s shareholders.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio. There is no assurance that the Portfolio will achieve its investment objective. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities that may result in increased transaction costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Counterparty Risk. Individually negotiated or OTC derivative instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Currency/Exchange Rate Risk. The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Portfolio may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. In the case of OTC derivatives, they may be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. The Portfolio could lose more than the cash amount invested in derivatives. Derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Portfolio. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the net amount of payments that it is contractually entitled to receive). Central clearing and exchange trading of certain derivatives are designed to reduce counterparty and liquidity risk, but they do not eliminate those risks completely.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

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Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless. Options can involve economic leverage, which could result in these investments experiencing greater volatility than other investments, which could increase the volatility of the Portfolio.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which the Portfolio may invest may be leveraged. As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished. ETFs generally have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level

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of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Foreign Securities Risk. The Portfolio's investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. Foreign securities also have risks related to economic and political developments abroad, including expropriations and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the United States, or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Hedging Risk. Attempting to outperform the investment strategies of private funds that are hedged or otherwise seek reduced market exposure through short positions or other hedging techniques may produce an investment portfolio with reduced exposure to market risk. As a result, the Portfolio will likely underperform the broader equity markets during market rallies. In addition, the hedging strategies of the private funds whose returns are tracked by the Manager may not be successful in reducing market risk and, in turn, the Portfolio may not provide protection from losses during market downturns.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. An investment is considered to be illiquid if the Portfolio is unable to sell such investment at a fair price within a reasonable amount of time. An investment may be deemed illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. The Portfolio may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

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Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. The securities of medium and small capitalization companies may be less liquid than the securities of larger capitalization companies, which could have an adverse effect on the ability of the Portfolio to sell these securities at favorable prices. This also may impede the Portfolio’s ability to obtain market quotations based on actual trades in order to value the Portfolio’s securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, medium and small capitalization companies may not pay a dividend, which can cushion returns in a falling market. Many issuers of real estate securities are small to medium capitalization companies, some of which may be newly formed.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Other Investment Companies. The Portfolio will invest in unaffiliated investment companies as permitted under Section 12(d)(1) of the 1940 Act and rules thereunder. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. Because the Portfolio will invest in other investment companies, the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees; that is, there will be a layering of certain expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Portfolio may invest cash holdings in affiliated or non-affiliated money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

In addition, the Portfolio may invest in other investment companies that invest in a manner consistent with the Portfolio’s investment objective and strategies, including the use of ETFs.

Short Sales Risk. If the Portfolio sells short a security that it does not own and the security increases in value, the Portfolio will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the Portfolio holds in long positions will decline at the same time that the market value of the securities the Portfolio has sold short increases, thereby increasing the Portfolio’s potential volatility. The more the Portfolio pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Portfolio originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited.

In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the Portfolio may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The Portfolio normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The Portfolio may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The Portfolio incurs a loss if the Portfolio is required to buy the security at a time when the security has appreciated in value from the date of the short sale.

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Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract and the Portfolio may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage which creates special risks discussed above.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

James Alpha Advisors, LLC (the “Manager”), a registered investment adviser located at 515 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Portfolio. As of March 31, 2017, the Manager managed approximately $504.3 million in assets. Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 1.00% of the Portfolio’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Manager is responsible for managing the Portfolio in accordance with its investment objective and policies.

The U.S. Securities and Exchange Commission (“SEC”) has granted exemptive relief to permit the Manager, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisers on behalf of the Portfolio without shareholder approval. This means that the Manager could reduce a sub-advisory fee and retain a larger percentage of the management fee or increase a sub-advisory fee and retain a smaller percentage of the management fee. Under a manager of managers structure, the Manager would have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Portfolio’s sub-advisers and recommending to the Board of Trustees their hiring, termination, or replacement. Within 90 days of retaining a sub-adviser, shareholders of the Portfolio will receive notification of the change. A manager of managers structure enables the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.

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Portfolio Expenses. The Portfolio is responsible for its own operating expenses. Pursuant to the Operating Expense Limitation Agreement, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses) do not exceed 1.74%, 1.49%, and 2.49% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2017, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be included in the Portfolio’s first report to shareholders issued after the commencement of the Portfolio’s operations.

Portfolio Managers

Manager

Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay are responsible for the day-to-day management of the Portfolio.

Kevin R. Greene serves as a Managing Partner of the Manager, and is responsible for overseeing the day to day management of the firm. Mr. Greene is the former Chairman & CEO of Capital Resource Holdings, LLC the holding company parent of CRA RogersCasey, one of the leading pension consulting firms in the United States. Prior to CRA RogersCasey, he founded Bryant Park Capital, a privately held investment bank specializing in private equity financing and mergers and acquisitions for both private and public companies in the United States and Europe. Since 1991, Mr. Greene has served as the Chairman and CEO of KR Group, an international consulting and investment banking firm which he founded.

James S. Vitalie serves as Chief Executive Officer of the Manager and has over 20 years of experience successfully building financial services firms. Formerly the Institutional Group Head of Old Mutual Capital serving on the Executive and Product Development Committees, Mr. Vitalie was responsible for distribution and marketing of mutual funds, separate accounts and registered hedge fund of fund products. Prior to Old Mutual, Mr. Vitalie was the President of Curian Capital, an industry leading managed account platform. At Curian, Mr. Vitalie created the infrastructure of the asset management firm, developed and executed its strategic plan, and served as the Chairman of the Investment Policy Committee. Additionally, Mr. Vitalie was President of Foliofn Institutional, a financial services and technology company. As President of Century Business Services (CBZ) Retirement and Wealth Management Services division Mr. Vitalie created the strategic direction of the company, led the acquisition and integration efforts for the division and established their broker dealer and registered investment advisor. While at CBZ Mr. Vitalie was also responsible for securing the financing and launching of Allbridge Solutions as well as serving as its President and COO. Prior to CBZ, Mr. Vitalie was a partner at The Benefits Group, where he was responsible for the pension and investment services group. Lastly, Mr. Vitalie practiced corporate transactional law at Eckert, Seamans, Cherin & Mellott. Mr. Vitalie is also an officer of the Trust.

Michael J. Montague serves as Chief Operating Officer of the Manager and is responsible for daily operations of the Manager as well as independent risk monitoring for the Manager’s funds. Most recently Mr. Montague worked as a Portfolio Manager for a global macro fund primarily responsible for commodity research and trading. Mr. Montague previously served as a Portfolio Manager for Chapin Hill Advisors, Inc., overseeing asset allocation, trading, and investment activity. Prior to Chapin Hill Advisors, Mr. Montague served as a Portfolio Manager for the Cayuga MBA Fund LLC, a long/short equity hedge fund. He began his career with Schlumberger where he spent six years working as a Senior Geophysicist in Schlumberger’s Oilfield Services division.

Akos Beleznay serves as Chief Investment Officer of the Manager and is responsible for managing research and asset allocation for the Manager. Prior to joining the Manager, Mr. Beleznay was the Chief Investment Officer at Riverside, the asset management arm of HFR (Hedge Fund Research, Inc.) managing over one billion dollars of fund of hedge fund products. Before Riverside, Mr. Beleznay served as the Chief Investment Officer at Commerce Asset Management and CSG Asset Management with responsibility for managing funds of hedge funds and a hedge fund index replication product. Mr. Beleznay also served as the Director of Consulting Research for Equitas Capital Advisors, LLC from 2002 to 2010 and the Chief Investment Officer of Equitas Evergreen Fund LP, a fund of hedge funds with $300 million in assets, from 2003 to 2010. Mr. Beleznay has a PhD degree in Physics from Eotvos Lorand University, Hungary and an MBA from Tulane University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolio.

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Supervision

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account. Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”). Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager. Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio. The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio. Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

Administration

The Bank of New York Mellon, located at 225 Liberty Street, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust’s transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust. As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

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Debt securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees. Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below. Make all checks payable to the Portfolio. The Portfolio will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Not all share classes may be available in all states.

Note: Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming. Any commercial bank can transfer same-day funds by wire. The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Purchase of Shares in Good Order. All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.” This means that your request must include:

•	The Portfolio and account number.
•	The amount of the transaction (in dollars or shares).
•	Accurately completed orders.
•	Any supporting legal documentation that may be required.

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If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. Orders to purchase shares through a Financial Intermediary will be effected at the NAV per share next determined after the purchase order has been received in good order by the Financial Intermediary. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of available choices. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000, then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make a future purchase of less than $1 million). In addition, the minimum initial investment for Class I shares of the Portfolio may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of the Manager, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the

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Portfolio. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption. The CDSC is based upon the investors original purchase price. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Brokers that have entered into selling agreements with the Portfolios’ distributor may receive a commission of up to 1.00% of the purchase price of Class C shares at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if , or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) ("403(b) Custodial Account") of the Internal Revenue Code of 1986, as amended (the “Code”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see "Redemption of Shares — Systematic Withdrawal Plan").

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With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

CHOOSING A SHARE CLASS

Description of Classes. The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares. The Portfolio has four classes of shares – Class I shares, Class A shares, Class C shares and Class S shares. Only Class A, Class C and Class I shares are offered in this Prospectus. Class S shares are offered through a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class I shares are no-load shares that do not require that you pay a sales charge. If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.
•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”
•	Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

More About Class A Shares

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge. The following chart shows the sales charge you will pay based on the amount of your purchase. You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

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REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None	None	None
1	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase. See “More About Class A Shares” above for further information.
4	The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $ 3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;
•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class A Shares Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•	Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
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•	Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.
•	Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.
•	Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
•	Institutional investors (which may include bank trust departments and registered investment advisors).
•	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.
•	Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.
•	Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.
•	Reinvestment of capital gains distributions and dividends.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase. The CDSC is based upon the investor’s original purchase price. Any CDSC paid on the redemptions of Class A shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. Brokers may receive distribution and/or shareholder service fees for Class A shares.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

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FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies. To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences. The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV. This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”). The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds (also referred to as junk bonds) or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase. The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus. Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information. Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis. The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges. Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. Orders to redeem shares through a Financial Intermediary will receive the NAV per share next determined after the redemption request has been received in good order by the Financial Intermediary.
The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, redemption requests of a shareholder in the event of death, divorce or other legal matter may require the submission of documents commonly required to assure the safety of a particular account.

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The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests. To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Receipt of a redemption order by the U.S. Postal Service (“USPS”) does not constitute receipt of such an order by the Trust or its Transfer Agent. Requests sent via the USPS will be processed at the NAV on the business day the request is received in good form at the Trust’s Transfer Agent. There may be a delay between the time the request reaches the P.O. Box and the time of the Trust’s receipt of the request, which may affect the NAV at which the request is processed. Regular mail is retrieved from the Transfer Agent’s post office box at least once a day by 12:00 p.m., Eastern Time and overnight mail is processed as received by the Transfer Agent from the delivery service. In both cases, processing of redemption requests are subject to the provisions described above in the opening paragraph in this section.

Redeeming by Telephone. The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-807-FUND (1-800-807-3863). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions. If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent. Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared.

Good Order. Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

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Medallion Signature Guarantee. Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.	Re-registration of the account.
2.	Changing bank wiring instructions on the account.
3.	Name change on the account.
4.	Setting up/changing systematic withdrawal plan to a secondary address.
5.	Redemptions greater than $100,000.
6.	Any redemption check that is being mailed to a different address than the address of record.
7.	Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase. The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); (iv) redemptions pursuant to systematic withdrawal plans; and (v) exchanges in response to tactical asset allocation programs’ allocations and reallocations, as approved by the Trust’s CCO and/or one of the Trust’s principal officers.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis. Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.” The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio’s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

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REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is generally treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. The Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolio declares and pays dividends from net investment income, if any, annually. Distributions of net realized long-term and short-term capital gains, if any, earned by the Portfolio will be made annually. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS. You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any. The statement provides information on your dividends and capital gains for tax purposes. If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

23

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust. Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Portfolio shares. The Portfolio’s investment techniques, including use of short-sales, derivatives and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust. Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied. However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends by capital losses when calculating your net capital gains or losses. Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Given the Portfolio’s investment strategies, it is not expected that a significant portion of the Portfolio’s dividends will be eligible to be taxed at the same rate as long-term capital gains (in the case of shareholders that are individuals) or for the corporate dividends received deduction (in the case of shareholders that are corporations).

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal income tax and may result in a taxable gain or loss to you. Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of the Portfolio’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

COST BASIS. The Portfolio (or its administrative agents) is required to report to the Internal Revenue Service (“IRS”) and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolio will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Portfolio shareholders should consult with their tax advisers prior to making redemptions to determine the best IRS accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING. By law, the Portfolio must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount is currently 28% of your taxable distributions or redemption proceeds.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

OTHER. Portfolio distributions and gains from the sale or exchange of your Portfolio shares also may be subject to state and local taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income.

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FOREIGN SHAREHOLDERS. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolio, as discussed in more detail in the Statement of Additional Information.

MEDICARE TAX. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options. Any such payments will not change the NAV of the price of the Portfolio’s shares.

In addition, the Portfolio or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio. These expenses are not separately identified in the fee table under the section titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee table.

FINANCIAL HIGHLIGHTS

Prior to the date of this prospectus, the Portfolio had not yet commenced operations, therefore, Financial Highlights are not yet available.

25

Other Performance of the Manager

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

The Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Manager in advising a segment or “sleeve” (the “Equity Hedge Sleeve”) of a discretionary account (the “Discretionary Account”) managed for an affiliate of the Manager. The Discretionary Account consists of four unique sub-strategies, one of which is the Equity Hedge Sleeve, and each of which is separately tracked and maintained by the Manager. The Manager does not advise any other funds or accounts with investment objectives, policies and strategies that are substantially similar to the Portfolio. The Discretionary Account does not charge a management fee.

The tables below show the historical investment performance for the Equity Hedge Sleeve. The first table shows the historical average annual total returns of the Equity Hedge Sleeve for the one-year period ended April 30, 2017 and for the since inception period from November 2, 2015 (inception date) to April 30, 2017 (the “Average Annual Total Returns”). The Average Annual Total Returns are compared to the returns of the S&P 500 Index (the “Index”) and the HFRI Equity Hedge (Total) Index, each of which is an unmanaged index that the Manager considers to be generally representative of the types of investments held by the Equity Hedge Sleeve. Each index reflects no fees or costs and is not available for investment.

The Equity Hedge Sleeve is separate and distinct from the Portfolio. The returns shown for the Equity Hedge Sleeve should not be considered a substitute for the Portfolio’s own performance, nor indicative of the future returns of the Portfolio.

The Equity Hedge Sleeve was not subject to certain investment limitations, diversification requirements, restrictions imposed by the Code, and other restrictions imposed on registered investment companies such as the Portfolio. In addition, the returns of the Equity Hedge Sleeve were not adjusted to reflect any income tax liability resulting from the Equity Hedge Sleeve’s investments, whereas the Portfolio will accrue deferred income taxes for any current or deferred tax liability, which will be reflected in the Portfolio’s daily net asset value and, therefore, in its performance returns. If such restrictions and income tax adjustments applied, the performance of the Equity Hedge Sleeve may have been lower.

The Equity Hedge Sleeve returns shown were obtained from records maintained by the Manager. The returns are time-weighted, calculated monthly, and include all realized and unrealized gains and losses. The Equity Hedge Sleeve is valued at least monthly, taking into account cash flows.

The Equity Hedge Sleeve returns gross of fees does not reflect the deduction of any fees or expenses or transaction costs. The Equity Hedge Sleeve returns net of fees were calculated by adjusting the Equity Hedge Sleeve returns gross of fees to reflect the Portfolio’s estimated net expenses of 1.75% for Class A and 1.50% for Class I, each of which include the effect of fee waivers and/or expense reimbursements. The Equity Hedge Sleeve returns (net of fees) assumes that the fee waiver was in effect for all periods presented and, if that were not the case, then the Equity Hedge Sleeve (net of fees) return numbers would have been lower. The adjusted Equity Hedge Sleeve returns net of fees using Class A expenses and maximum sales load reflects deduction of the Class A front-end sales charge of 5.75% from the initial investment on November 2, 2015 (and, therefore, is not reflected in the one year returns). The methodology used to calculate the Equity Hedge Sleeve returns gross and net of fees is different than guidelines of the SEC for calculating mutual fund performance.

Equity Hedge Sleeve – Average Annual Total Returns

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

	1 Year*	Since Inception**
Equity Hedge Sleeve (net of fees using Class A expenses and maximum sales load)	9.8%	1.6%
Equity Hedge Sleeve (net of fees using Class A expenses without sales load)	9.8%	5.7%
Equity Hedge Sleeve (net of fees using Class I expenses)	10.0%	6.0%
Equity Hedge Sleeve (gross of fees)	11.7%	7.6%
S&P 500 Index***	17.9%	11.9%
HFRI Equity Hedge (Total) Index ***	11.2%	6.0%
*	Through April 30, 2017.
**	November 2, 2015 through April 30, 2017.
***	Reflects no deduction for fees, expenses or taxes.

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Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-800-807-FUND

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Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

• State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

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JAMES ALPHA EQUITY HEDGE PORTFOLIO

CLASS I SHARES (Ticker: JEHIX)

CLASS A SHARES (Ticker: JAHAX)

CLASS C SHARES (Ticker: JAHCX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-800-807-FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at: www.saratogacap.com.

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.

PROSPECTUS DATED DECEMBER 31, 2016,

AS AMENDED AND RESTATED JUNE 7, 2017

T H E  S A R A T O G A  A D V A N T A G E  T R U S T

JAMES ALPHA EVENT DRIVEN PORTFOLIO

CLASS I SHARES (Ticker: JAEIX)

CLASS A SHARES (Ticker: JAEAX)

CLASS C SHARES (Ticker: JAECX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Event Driven Portfolio (the “Portfolio”) is managed by James Alpha Advisors, LLC (the “Manager”). Shares of the Portfolio are available to investors and advisory services.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Portfolio Turnover	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	6
Manager	6
Portfolio Managers	6
Purchase and Sale of Portfolio Shares	6
Tax Information	6
Financial Intermediary Compensation	6
additional information about PRINCIPAL investment strategies and related risks	7
PORTFOLIO HOLDINGS	13
management OF THE PORTFOLIO	13
SHAREHOLDER INFORMATION	15
Pricing of Portfolio Shares	15
Purchase of Shares	16
Class C Shares Contingent Deferred Sales Charge	18
Choosing a Share Class	19
Class A Shares Reduced Sales Charge Information	19
Right of Accumulation	20
Letter of Intent	20
Class A Shares Sales Charge Waivers	20
Class A Shares Contingent Deferred Sales Charge	21
Plan of Distribution	21
Frequent Purchases and Redemptions of Trust Shares	21
REDEMPTION OF SHARES	22
DIVIDENDS AND DISTRIBUTIONS	25
TAX CONSEQUENCES	25
additional information	26
FINANCIAL HIGHLIGHTS	26
OTHER PERFORMANCE OF THE MANAGER	27
Privacy policy notice	28

PORTFOLIO SUMMARY

Investment Objective: The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE(1)	NONE	1.00%(2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses(3)	0.34%	0.34%	0.34%
Interest Expense(3)	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses(4)	0.97%	0.97%	0.97%
Total Annual Portfolio Operating Expenses	2.57%	2.32%	3.32%
(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases. (See the “Shareholder Information – Class A Shares Contingent Deferred Sales Charge” section).
(2)	Only applicable to redemptions made within one year after purchase. (See the “Shareholder Information – Class C Shares Contingent Deferred Sales Charge” section).
(3)	Other Expenses and Interest Expense are based on estimated amounts for the current fiscal year.
(4)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years
Class A	$820	$1,329
Class I	$235	$724
Class C	$435	$1,021

IF YOU HELD YOUR SHARES

	One Year	Three Years
Class A	$820	$1,329
Class I	$235	$724
Class C	$335	$1,021

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. No portfolio turnover is shown as the Portfolio had not commenced operations as of the date of this Prospectus.

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Principal Investment Strategies. The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “event driven” investment strategies. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction. Event driven investment strategies may purchase the common stock of a company being acquired and short the common stock of the acquirer in expectation of profiting from the price differential as a result of or in expectation of the consummation of the merger. The Portfolio will seek to outperform the returns of various event driven investment strategies, such as, among others, activist strategies, credit arbitrage, distressed investing, restructuring strategies and merger arbitrage.

The Portfolio will seek to outperform the returns of event driven investment strategies by investing in a variety of asset classes, including currencies, global equities and global fixed income securities. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income instruments that are rated below investment grade (i.e., junk bonds), particularly in seeking to outperform the returns of certain private fund strategies such as distressed investing. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, and credit default swaps. The Portfolio may also invest in swaps having payments linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 50 ETFs, ETNs, currencies, swaps and other derivatives, and mutual funds.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

Principal Investment Risks. There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

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Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market referred) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

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Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Event-Linked Securities Risk. The type, frequency and severity of events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Portfolio may lose a portion or its entire principal invested in the security or notional amount on a swap. Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate. Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible. Event-linked securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

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High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Other Investment Companies. The Portfolio will invest in other investment companies, such as ETFs and mutual funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Short Sales Risk. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

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Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The principal investments in which the Subsidiary may invest are derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the underlying principles of a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the Internal Revenue Service (“IRS”) has suspended the issuance of these rulings. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. The IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance. Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Manager. James Alpha Advisors, LLC is the Portfolio’s manager.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2017.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Michael J. Montague	Chief Operating Officer and Chief Compliance Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Akos Beleznay	Chief Investment Officer of the Manager, and has managed the Portfolio since its inception in 2017.

Purchase and Sale of Portfolio Shares. Generally, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares. The investment minimum for Class I shares of the Portfolio is $1 million, subject to certain exceptions. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information. Distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-free plan. The Portfolio’s investment techniques may cause more of the Portfolio’s income dividends and capital gains distributions to be taxable at ordinary income tax rates than it would if it did not engage in such techniques.

Financial Intermediary Compensation. If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices. The Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “event driven” investment strategies. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction. Event driven investment strategies may purchase the common stock of a company being acquired and short the common stock of the acquirer in expectation of profiting from the price differential as a result of or in expectation of the consummation of the merger. The Portfolio will seek to outperform the returns of various event driven investment strategies, such as, among others, activist strategies, credit arbitrage, distressed investing, restructuring strategies and merger arbitrage.

The Portfolio will seek to outperform the returns of event driven investment strategies by investing in a variety of asset classes, including currencies, global equities and global fixed income securities. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as ETNs, ETFs and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income instruments that are rated below investment grade (i.e., junk bonds), particularly in seeking to outperform the returns of certain private fund strategies such as distressed investing. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, and credit default swaps. The Portfolio may also invest in swaps having payments linked to the returns of Underlying Pools. There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 50 ETFs, ETNs, currencies, swaps and other derivatives, and mutual funds.

The Portfolio may invest up to 25% of its total assets in the Subsidiary to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

The Portfolio’s investments in the types of securities described in this prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this prospectus. The Portfolio may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

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General Investment Policies of the Portfolio

Temporary or Cash Investments. Under normal market conditions, the Portfolio will stay fully invested according to its principal investment strategies as noted above. The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective during that period.

For longer periods of time, the Portfolio may hold a substantial cash position. If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested. To the extent that the Portfolio uses a money market fund for its cash position, there will be duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Regulation under the Commodity Exchange Act. The Manager is registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to the Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Manager’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Manager as the Portfolio’s CPO, the Manager’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Manager’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The Manager is also registered as a CTA but, with respect to the Portfolio, relies on an exemption from CTA regulation available for a CTA that also serves as the Portfolio’s CPO. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies, or this prospectus.

Change in Investment Objective and Strategies. The Portfolio’s investment objective and strategies are non-fundamental (unless otherwise indicated) and may be changed without the approval of the Portfolio’s shareholders.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio. There is no assurance that the Portfolio will achieve its investment objective. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities that may result in increased transaction costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodities Risk. The Portfolio or the Subsidiary may invest in commodity-linked investments that may subject it to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio and the Subsidiary to leveraged market exposure for commodities.

Counterparty Risk. Individually negotiated or OTC derivative instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Risk. The issuers of fixed income instruments in which the Portfolio invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Portfolio invests in bonds related below investment-grade bonds (junk bonds). An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Portfolio may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

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Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. In the case of OTC derivatives, they may be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. The Portfolio could lose more than the cash amount invested in derivatives. Derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Portfolio. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the net amount of payments that it is contractually entitled to receive). Central clearing and exchange trading of certain derivatives are designed to reduce counterparty and liquidity risk, but they do not eliminate those risks completely.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless. Options can involve economic leverage, which could result in these investments experiencing greater volatility than other investments, which could increase the volatility of the Portfolio.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

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Event-Linked Securities Risk. Factors influencing performance of event-linked securities tend to encompass different variables than the usual factors influencing performance of stock and fixed income markets. The type, frequency and severity of market-wide or company-specific events that trigger an increase or decline in the value of or income from event-linked securities (“trigger events”) are difficult to predict. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Portfolio may lose a portion or its entire principal invested in the security or notional amount on a swap. Actual losses may vary greatly from expected losses that are based on predictions about trigger events and thus, the expected return on an investment with respect to such instruments is difficult to calculate. Event-linked securities may at any given time be illiquid, thus, the sale of these investments may be made at substantial discounts, delayed or impossible. Event-linked securities are not offered or traded on exchanges, and investors in event-linked securities do not benefit from the regulatory protections of such exchanges, the SEC or other governmental or regulatory authorities in any jurisdiction. Event-linked securities may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which the Portfolio may invest may be leveraged. As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished. ETFs generally have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Foreign Securities Risk. The Portfolio’s investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. Foreign securities also have risks related to economic and political developments abroad, including expropriations and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the United States, or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for

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instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Portfolio’s performance.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. An investment is considered to be illiquid if the Portfolio is unable to sell such investment at a fair price within a reasonable amount of time. An investment may be deemed illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. The Portfolio may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. The securities of medium and small capitalization companies may be less liquid than the securities of larger capitalization companies, which could have an adverse effect on the ability of the Portfolio to sell these securities at favorable prices. This also may impede the Portfolio’s ability to obtain market quotations based on actual trades in order to value the Portfolio’s securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, medium and small capitalization companies may not pay a dividend, which can cushion returns in a falling market. Many issuers of real estate securities are small to medium capitalization companies, some of which may be newly formed.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

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Risk of Investing in Other Investment Companies. The Portfolio will invest in unaffiliated investment companies as permitted under Section 12(d)(1) of the 1940 Act and rules thereunder. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. Because the Portfolio will invest in other investment companies, the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees; that is, there will be a layering of certain expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Portfolio may invest cash holdings in affiliated or non-affiliated money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

In addition, the Portfolio may invest in other investment companies that invest in a manner consistent with the Portfolio’s investment objective and strategies, including the use of ETFs.

Short Sales Risk. If the Portfolio sells short a security that it does not own and the security increases in value, the Portfolio will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the Portfolio holds in long positions will decline at the same time that the market value of the securities the Portfolio has sold short increases, thereby increasing the Portfolio’s potential volatility. The more the Portfolio pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Portfolio originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited.

In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the Portfolio may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The Portfolio normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The Portfolio may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The Portfolio incurs a loss if the Portfolio is required to buy the security at a time when the security has appreciated in value from the date of the short sale.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract and the Portfolio may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage which creates special risks discussed above.

Subsidiary Risk. The Subsidiary, unlike the Portfolio, may invest without limitation in commodity-linked derivatives. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the Portfolio, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Subsidiary and the Portfolio and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax or withholding tax on the Subsidiary. If this were to change, the Subsidiary may have to pay such taxes and Portfolio shareholders will experience decreased returns.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Code. The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the principles underlying a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the IRS has suspended the issuance of these rulings. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings or determines that the Portfolio should have sought its own private letter ruling, the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the

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Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. The IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

James Alpha Advisors, LLC (the “Manager”), a registered investment adviser located at 515 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Portfolio. As of March 31, 2017, the Manager managed approximately $504.3 million in assets. Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 1.00% of the Portfolio’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Manager is responsible for managing the Portfolio in accordance with its investment objective and policies.

The Subsidiary will pay the Manager a fee at an annual rate of 1.00% of the Subsidiary’s average daily net assets. The Manager has agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee it receives from the Subsidiary. The Subsidiary, and indirectly the Portfolio, will also bear fees in connection with the custody, transfer agency, audit and legal services that the Subsidiary receives.

The U.S. Securities and Exchange Commission (“SEC”) has granted exemptive relief to permit the Manager, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisers on behalf of the Portfolio without shareholder approval. This means that the Manager could reduce a sub-advisory fee and retain a larger percentage of the management fee or increase a sub-advisory fee and retain a smaller percentage of the management fee. Under a manager of managers structure, the Manager would have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Portfolio’s sub-advisers and recommending to the Board of Trustees their hiring, termination, or replacement. Within 90 days of retaining a sub-adviser, shareholders of the Portfolio will receive notification of the change. A manager of managers structure enables the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.

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Portfolio Expenses. The Portfolio is responsible for its own operating expenses. Pursuant to the Operating Expense Limitation Agreement, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses) do not exceed 1.74%, 1.49%, and 2.49% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2017, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of management fees and/or expenses. The Operating Expense Limitation Agreement can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be included in the Portfolio’s first report to shareholders issued after the commencement of the Portfolio’s operations.

Portfolio Managers

Manager

Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay are responsible for the day-to-day management of the Portfolio.

Kevin R. Greene serves as a Managing Partner of the Manager, and is responsible for overseeing the day to day management of the firm. Mr. Greene is the former Chairman & CEO of Capital Resource Holdings, LLC the holding company parent of CRA RogersCasey, one of the leading pension consulting firms in the United States. Prior to CRA RogersCasey, he founded Bryant Park Capital, a privately held investment bank specializing in private equity financing and mergers and acquisitions for both private and public companies in the United States and Europe. Since 1991, Mr. Greene has served as the Chairman and CEO of KR Group, an international consulting and investment banking firm which he founded.

James S. Vitalie serves as Chief Executive Officer of the Manager and has over 20 years of experience successfully building financial services firms. Formerly the Institutional Group Head of Old Mutual Capital serving on the Executive and Product Development Committees, Mr. Vitalie was responsible for distribution and marketing of mutual funds, separate accounts and registered hedge fund of fund products. Prior to Old Mutual, Mr. Vitalie was the President of Curian Capital, an industry leading managed account platform. At Curian, Mr. Vitalie created the infrastructure of the asset management firm, developed and executed its strategic plan, and served as the Chairman of the Investment Policy Committee. Additionally, Mr. Vitalie was President of Foliofn Institutional, a financial services and technology company. As President of Century Business Services (CBZ) Retirement and Wealth Management Services division Mr. Vitalie created the strategic direction of the company, led the acquisition and integration efforts for the division and established their broker dealer and registered investment advisor. While at CBZ Mr. Vitalie was also responsible for securing the financing and launching of Allbridge Solutions as well as serving as its President and COO. Prior to CBZ, Mr. Vitalie was a partner at The Benefits Group, where he was responsible for the pension and investment services group. Lastly, Mr. Vitalie practiced corporate transactional law at Eckert, Seamans, Cherin & Mellott. Mr. Vitalie is also an officer of the Trust.

Michael J. Montague serves as Chief Operating Officer of the Manager and is responsible for daily operations of the Manager as well as independent risk monitoring for the Manager’s funds. Most recently Mr. Montague worked as a Portfolio Manager for a global macro fund primarily responsible for commodity research and trading. Mr. Montague previously served as a Portfolio Manager for Chapin Hill Advisors, Inc., overseeing asset allocation, trading, and investment activity. Prior to Chapin Hill Advisors, Mr. Montague served as a Portfolio Manager for the Cayuga MBA Fund LLC, a long/short equity hedge fund. He began his career with Schlumberger where he spent six years working as a Senior Geophysicist in Schlumberger’s Oilfield Services division.

Akos Beleznay serves as Chief Investment Officer of the Manager and is responsible for managing research and asset allocation for the Manager. Prior to joining the Manager, Mr. Beleznay was the Chief Investment Officer at Riverside, the asset management arm of HFR (Hedge Fund Research, Inc.) managing over one billion dollars of fund of hedge fund products. Before Riverside, Mr. Beleznay served as the Chief Investment Officer at Commerce Asset Management and CSG Asset Management with responsibility for managing funds of hedge funds and a hedge fund index replication product. Mr. Beleznay also served as the Director of Consulting Research for Equitas Capital Advisors, LLC from 2002 to 2010 and the Chief Investment Officer of Equitas Evergreen Fund LP, a fund of hedge funds with $300 million in assets, from 2003 to 2010. Mr. Beleznay has a PhD degree in Physics from Eotvos Lorand University, Hungary and an MBA from Tulane University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolio.

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Supervision

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objective through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account. Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”). Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager. Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio. The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio. Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

Administration

The Bank of New York Mellon, located at 225 Liberty Street, New York, NY 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust’s transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust. As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

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Debt securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees. Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolio’s current NAV per share is made available on the Portfolio’s website at www.saratogacap.com.

PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below. Make all checks payable to the Portfolio. The Portfolio will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Not all share classes may be available in all states.

Note: Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming. Any commercial bank can transfer same-day funds by wire. The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Purchase of Shares in Good Order. All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.” This means that your request must include:

•	The Portfolio and account number.
•	The amount of the transaction (in dollars or shares).
•	Accurately completed orders.
•	Any supporting legal documentation that may be required.
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If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. Orders to purchase shares through a Financial Intermediary will be effected at the NAV per share next determined after the purchase order has been received in good order by the Financial Intermediary. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of available choices. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor’s risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor’s account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor’s financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor’s investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000, then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchase of less than $1 million). In addition, the minimum initial investment for Class I shares of the Portfolio may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of the Manager, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the Portfolio. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

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The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption. The CDSC is based upon the investors original purchase price. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Brokers that have entered into selling agreements with the Portfolios’ distributor may receive a commission of up to 1.00% of the purchase price of Class C shares at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code (“403(b) Custodial Account”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see “Redemption of Shares—Systematic Withdrawal Plan”).

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term “distribution” does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

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CHOOSING A SHARE CLASS

Description of Classes. The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares. The Portfolio has four classes of shares – Class I shares, Class A shares, Class C shares and Class S shares. Only Class A, Class C and Class I shares are offered in this Prospectus. Class S shares are offered through a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

  Class I shares are no-load shares that do not require that you pay a sales charge. If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.
  Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”
  Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

More About Class A Shares

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge. The following chart shows the sales charge you will pay based on the amount of your purchase. You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

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REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None	None	None
1.	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2.	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3.	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase. See “More About Class A Shares” above for further information.
4.	The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $ 3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

  an individual;
  an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
  a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403, or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class A Shares Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•	Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.
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•	Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.
•	Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
•	Institutional investors (which may include bank trust departments and registered investment advisors).
•	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.
•	Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a), or 401(k) accounts, and college savings plans organized under Section 529 of the Code.
•	Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

•         Reinvestment of capital gains distributions and dividends.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase. The CDSC is based upon the investor’s original purchase price. Any CDSC paid on the redemptions of Class A shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. Brokers may receive distribution and/or shareholder service fees for Class A shares.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies. To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences. The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV. This gives rise to the possibility that developments may have occurred in

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the interim that would affect the value of these securities. A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”). The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds (also referred to as junk bonds) or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase. The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus. Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information. Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis. The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges. Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. Orders to redeem shares through a Financial Intermediary will receive the NAV per share next determined after the redemption request has been received in good order by the Financial Intermediary. The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, redemption requests of a shareholder in the event of death, divorce or other legal matter may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests. To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
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Receipt of a redemption order by the U.S. Postal Service (“USPS”) does not constitute receipt of such an order by the Trust or its Transfer Agent. Requests sent via the USPS will be processed at the NAV on the business day the request is received in good form at the Trust’s Transfer Agent. There may be a delay between the time the request reaches the P.O. Box and the time of the Trust’s receipt of the request, which may affect the NAV at which the request is processed. Regular mail is retrieved from the Transfer Agent’s post office box at least once a day by 12:00 p.m., Eastern Time and overnight mail is processed as received by the Transfer Agent from the delivery service. In both cases, processing of redemption requests are subject to the provisions described above in the opening paragraph in this section.

Redeeming by Telephone. The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-807-FUND (1-800-807-3863). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions. If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent. Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared.

Good Order. Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

  The request should be in writing indicating the number of shares or dollar amount to be redeemed;
  The request must identify your account number;
  The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
  If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee. Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.	Re-registration of the account.
2.	Changing bank wiring instructions on the account.
3.	Name change on the account.
4.	Setting up/changing systematic withdrawal plan to a secondary address.
5.	Redemptions greater than $100,000.
6.	Any redemption check that is being mailed to a different address than the address of record.
7.	Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase. The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

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The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); (iv) redemptions pursuant to systematic withdrawal plans; and (v) exchanges in response to tactical asset allocation programs’ allocations and reallocations, as approved by the Trust’s CCO and/or one of the Trust’s principal officers.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis. Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.” The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio’s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is generally treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

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With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. The Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolio declares and pays dividends from net investment income, if any, annually. Distributions of net realized long-term and short-term capital gains, if any, earned by the Portfolio will be made annually. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS. You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any. The statement provides information on your dividends and capital gains for tax purposes. If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust. Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Portfolio shares. The Portfolio’s investment techniques, including use of short-sales, derivatives and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust. Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied. However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends by capital losses when calculating your net capital gains or losses. Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Given the Portfolio’s investment strategies, it is not expected that a significant portion of the Portfolio’s dividends will be eligible to be taxed at the same rate as long-term capital gains (in the case of shareholders that are individuals) or for the corporate dividends received deduction (in the case of shareholders that are corporations).

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TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal income tax and may result in a taxable gain or loss to you. Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of the Portfolio’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

COST BASIS. A Portfolio (or its administrative agents) is required to report to the IRS and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolios will use a default cost basis method which is the average cost method. The cost basis method elected by a Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best IRS accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING. By law, each Portfolio must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount is currently 28% of your taxable distributions or redemption proceeds.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

OTHER. Portfolio distributions and gains from the sale or exchange of your Portfolio shares also may be subject to state and local taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income.

FOREIGN SHAREHOLDERS. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio, as discussed in more detail in the Statement of Additional Information.

MEDICARE TAX. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options. Any such payments will not change the NAV of the price of the Portfolio’s shares.

In addition, the Portfolio or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio. These expenses are not separately identified in the fee table under the section titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee table.

FINANCIAL HIGHLIGHTS

Prior to the date of this prospectus, the Portfolio had not yet commenced operations, therefore, Financial Highlights are not yet available.

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Other Performance of the Manager

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

The Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Manager in advising a segment or “sleeve” (the “Event Driven Sleeve”) of a discretionary account (the “Discretionary Account”) managed for an affiliate of the Manager. The Discretionary Account consists of four unique sub-strategies, one of which is the Event Driven Sleeve, and each of which is separately tracked and maintained by the Manager. The Manager does not advise any other funds or accounts with investment objectives, policies and strategies that are substantially similar to the Portfolio. The Discretionary Account does not charge a management fee.

The tables below show the historical investment performance for the Event Driven Sleeve. The first table shows the historical average annual total returns of the Event Driven Sleeve for the one-year period ended April 30, 2017 and for the since inception period from November 2, 2015 (inception date) to April 30, 2017 (the “Average Annual Total Returns”). The Average Annual Total Returns are compared to the returns of the S&P 500 Index (the “Index”) and the HFRI Event-Driven (Total) Index, each of which is an unmanaged index that the Manager considers to be generally representative of the types of investments held by the Event Driven Sleeve. Each index reflects no fees or costs and is not available for investment.

The Event Driven Sleeve is separate and distinct from the Portfolio. The returns shown for the Event Driven Sleeve should not be considered a substitute for the Portfolio’s own performance, nor indicative of the future returns of the Portfolio.

The Event Driven Sleeve was not subject to certain investment limitations, diversification requirements, restrictions imposed by the Code, and other restrictions imposed on registered investment companies such as the Portfolio. In addition, the returns of the Event Driven Sleeve were not adjusted to reflect any income tax liability resulting from the Event Driven Sleeve’s investments, whereas the Portfolio will accrue deferred income taxes for any current or deferred tax liability, which will be reflected in the Portfolio’s daily net asset value and, therefore, in its performance returns. If such restrictions and income tax adjustments applied, the performance of the Event Driven Sleeve may have been lower.

The Event Driven Sleeve returns shown were obtained from records maintained by the Manager. The returns are time-weighted, calculated monthly, and include all realized and unrealized gains and losses. The Event Driven Sleeve is valued at least monthly, taking into account cash flows.

The Event Driven Sleeve returns gross of fees does not reflect the deduction of any fees or expenses or transaction costs. The Event Driven Sleeve returns net of fees were calculated by adjusting the Event Driven Sleeve returns gross of fees to reflect the Portfolio’s estimated net expenses of 1.60% for Class A and 1.35% for Class I, each of which include the effect of fee waivers and/or expense reimbursements. The Event Driven Sleeve returns (net of fees) assumes that the fee waiver was in effect for all periods presented and, if that were not the case, then the Event Driven Sleeve (net of fees) return numbers would have been lower. The adjusted Event Driven Sleeve returns net of fees using Class A expenses and maximum sales load reflects deduction of the Class A front-end sales charge of 5.75% from the initial investment on November 2, 2015 (and, therefore, is not reflected in the one year returns). The methodology used to calculate the Event Driven Sleeve returns gross and net of fees is different than guidelines of the SEC for calculating mutual fund performance.

Event Driven Sleeve – Average Annual Total Returns

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

	1 Year*	Since Inception**
Event Driven Sleeve (net of fees using Class A expenses and maximum sales load)	9.9%	2.8%
Event Driven Sleeve (net of fees using Class A expenses without sales load)	9.9%	7.0%
Event Driven Sleeve (net of fees using Class I expenses)	10.2%	7.2%
Event Driven Sleeve (gross of fees)	11.7%	8.7%
S&P 500 Index***	17.9%	11.9%
HFRI Event-Driven (Total) Index***	12.6%	7.9%

* Through April 30, 2017.

**	November 2, 2015 through April 30, 2017.
***	Reflects no deduction for fees, expenses or taxes.
27

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-800-807-FUND

28

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

• State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

29

JAMES ALPHA EVENT DRIVEN PORTFOLIO

CLASS I SHARES (Ticker: JAEIX)

CLASS A SHARES (Ticker: JAEAX)

CLASS C SHARES (Ticker: JAECX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-800-807-FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at: www.saratogacap.com

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.

PROSPECTUS DATED DECEMBER 31, 2016,

AS AMENDED AND RESTATED JUNE 7, 2017

T H E  S A R A T O G A  A D V A N T A G E  T R U S T

JAMES ALPHA FAMILY OFFICE PORTFOLIO

CLASS I SHARES (Ticker: JFOIX)

CLASS A SHARES (Ticker: JFOAX)

CLASS C SHARES (Ticker: JFOCX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Family Office Portfolio (the “Portfolio”) is managed by James Alpha Advisors, LLC (the “Manager”). Shares of the Portfolio are available to investors and advisory services.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Investment Risks	2
Performance	5
Manager	6
Portfolio Managers	6
Purchase and Sale of Portfolio Shares	6
Tax Information	6
Financial Intermediary Compensation	6
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	6
PORTFOLIO HOLDINGS	12
MANAGEMENT OF THE PORTFOLIO	13
SHAREHOLDER INFORMATION	15
Pricing of Portfolio Shares	15
Purchase of Shares	16
Class C Shares Contingent Deferred Sales Charge	18
Class A Shares Reduced Sales Charge Information	19
Right of Accumulation	20
Letter of Intent	20
Class A Shares Sales Charge Waivers	20
Class A Shares Contingent Deferred Sales Charge	21
Plan of Distribution	21
Frequent Purchases and Redemptions of Trust Shares	21
REDEMPTION OF SHARES	22
DIVIDENDS AND DISTRIBUTIONS	25
TAX CONSEQUENCES	25
ADDITIONAL INFORMATION	27
FINANCIAL HIGHLIGHTS	27
PRIVACY POLICY NOTICE	28

PORTFOLIO SUMMARY

Investment Objective: The investment objective of the Portfolio is to seek total return through capital appreciation and/or income, consistent with a reasonable level of risk, as determined by the Manager.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE(1)	NONE	1.00%(2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses(3)	0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses(4)	0.50%	0.50%	0.50%
Total Annual Portfolio Operating Expenses	2.54%	2.29%	3.29%
(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See the “Shareholder Information – Class A Shares Contingent Deferred Sales Charge” section).
(2)	Only applicable to redemptions made within one year after purchase. (See the “Shareholder Information – Class C Shares Contingent Deferred Sales Charge” section).
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years
Class A	$817	$1,320
Class I	$232	$715
Class C	$432	$1,013

IF YOU HELD YOUR SHARES

	One Year	Three Years
Class A	$817	$1,320
Class I	$232	$715
Class C	$332	$1,013

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. No portfolio turnover is shown as the Portfolio had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies. Under normal market conditions, the Portfolio employs a multi-asset, multi-strategy investment program that seeks to replicate the asset allocation programs of successful family offices. In constructing the investment program, the Manager utilizes asset allocation data of multiple family offices to construct a diversified portfolio across a broad range of assets classes and investment strategies.

The asset classes in which the Portfolio may invest can include U.S. and non-U.S. common stocks, U.S. and non-U.S. corporate, government and agency bonds and other debt instruments, real estate and real estate-related assets, such as mortgage-backed securities, asset-backed securities, currencies and commodities (e.g., metals, agricultural, energy, livestock and “soft” commodities such as coffee and sugar). The weighting of each asset class will change over time and new asset classes may be introduced from time to time.

The Portfolio may also invest in instruments that provide exposure to hedge fund strategies, such as low-volatility, directional and fund of funds strategies, and in instruments that provide exposure to private equity strategies, such as mezzanine debt and leveraged buyout strategies.

The Portfolio expects to achieve exposure to the above mentioned asset classes primarily through exchange-traded funds (ETFs), mutual funds and closed-end funds (together, underlying funds) but has the ability to gain exposure through direct investment in stocks and bonds, unit investment trusts (UITs), private funds and other pooled investment vehicles, and through derivative instruments, such as futures, options, forwards or swaps. The underlying funds may invest in a wide variety of instruments to implement their investment strategy, including derivative instruments.

The Portfolio expects to achieve exposure to commodities primarily through investments in ETFs.

The Portfolio (or the underlying funds) may invest in investments issued by companies of any size, including small and mid-sized companies. The Portfolio (or the underlying funds) may invest in fixed income instruments across the credit spectrum, from investment grade to high yield instruments (commonly known as “junk bonds”) and may include municipal bonds. The Portfolio may also invest all or a significant portion of its assets in issuers located in non-U.S. countries, including issuers located in emerging market countries (i.e., those that are in the early stages of their industrial cycles).

In constructing the Portfolio, the Manager utilizes a three-step process that includes 1) analyzing the asset allocation data of multiple family offices to produce a target asset allocation weighting, 2) identifying investments or investment vehicles that provide exposure to the desired asset classes and 3) making tactical adjustments to the target asset allocation weightings to take advantage of current market conditions. Asset allocation weightings will be reassessed quarterly but tactical adjustments may be made more frequently than quarterly.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as ETNs, CLNs and commodity futures and swaps. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%, although the Manager does not currently anticipate that such exposure would exceed 25% of the Portfolio’s total assets. The Subsidiary may also hold cash, money market instruments, including money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this Sector of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests and it will also own 100% of any security that the Subsidiary may issue.

Principal Investment Risks. There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio and the Subsidiary to leveraged market exposure for commodities.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments, such as OTC swaps and options, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of its counterparties.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the issuer (counterparty) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Fund of Funds Risk. To the extent that the Portfolio’s exposure is achieved through investments in underlying funds, the Portfolio’s performance will depend on such funds and it will be subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Portfolio to withdraw its investments therein at a disadvantageous time.

Hedge Fund Risk. The Portfolio may invest in instruments that provide exposure to alternative investment strategies, including hedge fund strategies. Certain investment instruments and techniques used by such investments are speculative and involve a high degree of risk. Because of the speculative nature of hedge fund investment and trading strategies, the Portfolio may suffer a significant or complete loss of its invested capital in one or more investments that implement hedge fund investment strategies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because certain interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers may not produce the desired results. In particular, there is risk that the portfolio managers’ asset allocation decisions may be ill-timed and result in the Portfolio investing in one or more asset classes that fall out of favor or failing to invest in an asset class that is gaining momentum. This risk is heightened because the portfolio managers primarily use historical data to determine asset allocation weightings that may not be predictive of future results. In addition, certain historical data used by the portfolio managers in making asset allocation determinations is supplied by Family Office Exchange (“FOX”), a third-party that collects asset allocation data from its family office members. If FOX ceases to supply this data, the portfolio managers will need to find other sources of historical asset allocation data, which could result in changes to the portfolio’s asset allocation and lead to portfolio turnover.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Mortgage- and Asset-Backed Securities Risk. The Portfolio may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value. The value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates.

Private Equity Risk. The risks the Portfolio may face when investing in instruments that have exposure to private equity-related investments include the risk that the private equity companies do not survive (which would decrease the value of the firm or the fund it creates and, consequently, the value of the Portfolio’s private equity-related investments).

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio may invest in REITs and publicly traded real estate and real estate-related securities, its portfolio will be impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio that does not make such investments. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

Subsidiary Risk. To the extent the Portfolio invests in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The principal investments in which the Subsidiary may invest are derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders.

Commodities Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary (if and when used) as qualifying income based on the underlying principles of a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the Internal Revenue Service (“IRS”) suspended the issuance of these rulings in July 2011. Additionally, the IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings the income and gains from the Portfolio’s investment in the commodity-linked notes and the Subsidiary (if and when used) might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance. Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Manager. James Alpha Advisors, LLC is the Portfolio’s manager.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2017.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Michael J. Montague	Chief Operating Officer and Chief Compliance Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Akos Beleznay	Chief Investment Officer of the Manager, and has managed the Portfolio since its inception in 2017.

Purchase and Sale of Portfolio Shares. Generally, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares. The investment minimum for Class I shares of the Portfolio is $1 million, subject to certain exceptions. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information. Distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-free plan, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account. The Portfolio’s investment techniques may cause more of the Portfolio’s income dividends and capital gains distributions to be taxable at ordinary income tax rates than it would if it did not engage in such techniques.

Financial Intermediary Compensation. If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Portfolio is to seek total return through capital appreciation and/or income, consistent with a reasonable level of risk, as determined by Manager. The Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Portfolio employs a multi-asset, multi-strategy investment program that seeks to replicate the asset allocation programs of successful family offices. In constructing the investment program, the Manager utilizes asset allocation data of multiple family offices to construct a diversified portfolio across a broad range of assets classes and investment strategies.

The asset classes in which the Portfolio may invest can include U.S. and non-U.S. common stocks, U.S. and non-U.S. corporate, government and agency bonds and other debt instruments, real estate and real estate-related assets, such as mortgage-backed securities, asset-backed securities, currencies and commodities (e.g., metals, agricultural, energy, livestock and “soft” commodities such as coffee and sugar). The weighting of each asset class will change over time and new asset classes may be introduced from time to time.

The Portfolio may also invest in instruments that provide exposure to hedge fund strategies, such as low-volatility, directional and fund of funds strategies, and in instruments that provide exposure to private equity strategies, such as mezzanine debt and leveraged buyout strategies.

The Portfolio expects to achieve exposure to the above mentioned asset classes primarily through exchange-traded funds (ETFs), mutual funds and closed-end funds (together, underlying funds) but has the ability to gain exposure through direct investment in stocks and bonds, unit investment trusts (UITs), private funds and other pooled investment vehicles, and through derivative instruments, such as futures, options, forwards or swaps. The underlying funds may invest in a wide variety of instruments to implement their investment strategy, including derivative instruments.

The Portfolio expects to achieve exposure to commodities primarily through investments in ETFs.

The Portfolio (or the underlying funds) may invest in investments issued by companies of any size, including small and mid-sized companies. The Portfolio (or the underlying funds) may invest in fixed income instruments across the credit spectrum, from investment grade to high yield instruments (commonly known as “junk bonds”) and may include municipal bonds. The Portfolio may also invest all or a significant portion of its assets in issuers located in non-U.S. countries, including issuers located in emerging market countries (i.e., those that are in the early stages of their industrial cycles).

In constructing the Portfolio, the Manager utilizes a three-step process that includes 1) analyzing the asset allocation data of multiple family offices to produce a target asset allocation weighting, 2) identifying investments or investment vehicles that provide exposure to the desired asset classes and 3) making tactical adjustments to the target asset allocation weightings to take advantage of current market conditions. Asset allocation weightings will be reassessed quarterly but tactical adjustments may be made more frequently than quarterly.

The Portfolio may invest up to 25% of its total assets in the Subsidiary to gain exposure to certain commodity-linked investments such as ETNs, CLNs and commodity futures and swaps. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this Sector of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests and it will also own 100% of any security that the Subsidiary may issue.

The “Principal Investment Strategies” discussed in this Prospectus are not the exclusive strategies that the Portfolio may employ and additional investment strategies may be added in the future without the approval of shareholders. For additional information regarding the types of instruments in which the Portfolio may invest, please see the “Investment of the Trust’s Assets and Related Risks” section of the Portfolio’s Statement of Additional Information.

Other Potential Investments of the Portfolio

Hedge Funds and Private Equity Funds. In addition to investing in ETFs and other pooled vehicles that provide exposure to hedge funds and private equity funds or their investment strategies, the Portfolio may make direct investments in hedge funds and in private equity funds. The Portfolio’s direct investments in hedge funds and private equity funds will be deemed illiquid and, together with other illiquid investments, will be limited to no more than 15% of the Portfolio’s net assets.

Exchange Traded Notes and Commodity-Linked Notes. In addition to gaining commodity exposure through ETFs, the Portfolio may invest in exchange-traded notes (ETNs) and commodity-linked notes (CLNs) to gain exposure to commodities.

Commodity Exchange Act (“CEA”) Exclusion. The Manager, with respect to the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA, as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, and therefore is not subject to registration or regulation as a commodity pool operator. In addition, with respect to the Portfolio, the Manager is relying upon a related exclusion from the definition of a “commodity trading advisor” under the CEA and the rules of the CFTC.

General Investment Policies of the Portfolio

Temporary or Cash Investments. Under normal market conditions, the Portfolio will seed to stay fully invested according to its principal investment strategies as noted above. The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objectives during that period. To the extent that the Portfolio uses a money market fund for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Change in Investment Objective and Strategies. The Portfolio’s investment objective and strategies are non-fundamental (unless otherwise indicated) and may be changed by the Board without the approval of the Portfolio’s shareholders.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio. There is no assurance that the Portfolio will achieve its investment objective. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Commodity-Linked Notes Risk. In addition to commodity risk, commodity-linked notes may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest or principal to be repaid at maturity on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Portfolio might not receive all (or a portion) of the interest or principal due on its investment if there is a loss of value of the underlying investment. At any time, the risk of loss associated with a particular note in the Portfolio’s portfolio may be significantly higher than the value of the note if the note leverages its underlying investments. Commodity-linked notes are also subject to issuer risk and liquidity risk.

The value of the commodity-linked notes the Portfolio buys may fluctuate significantly because the values of the underlying investments to which they are linked may themselves be extremely volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Certain commodity-linked notes in which the Portfolio may invest will be leveraged, which means that the amount by which the value of the notes will rise or fall in response to changes in the underlying instrument has been magnified by a certain multiple. This would have the effect of increasing the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested and may receive interest payments on the note that are more or less than the stated coupon interest payments.

Commodities Risk. The Portfolio or the Subsidiary may invest in commodity-linked investments that may subject it to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio and the Subsidiary to leveraged market exposure for commodities.

Common Stock Risk. The Portfolio invests its net assets in common stocks and writes covered call options on shares owned by the Portfolio. Common stocks represent an ownership interest in a company. Common stocks are more volatile and more risky than some other forms of investment. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise for issuers. The common stocks in which the Portfolio invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

Counterparty Risk. Individually negotiated or OTC derivative instruments in which the Portfolio may invest such as OTC swaps and options, are subject to counterparty risk, which is the risk that the other party to a contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Risk. The issuers of fixed income instruments in which the Portfolio invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Portfolio invests in bonds related below investment-grade bonds (junk bonds). An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Portfolio may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio may invest include options, futures and swaps. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. The Portfolio could lose more than the cash amount invested in derivatives. Derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Portfolio. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the net amount of payments that it is contractually entitled to receive). Central clearing and exchange trading of certain derivatives are designed to reduce counterparty and liquidity risk, but they do not eliminate those risks completely.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Options. If the Portfolio sells a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Emerging Market Securities Risk. Investment in emerging markets subjects the Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation, or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Portfolio’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Settlement prices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Portfolio. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or portfolio securities rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which the Portfolio may invest may be leveraged. As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished. ETFs generally have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the ETN.

Foreign Securities Risk. The Portfolio’s investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. Foreign securities also have risks related to economic and political developments abroad, including expropriations and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the United States, or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Fund of Funds Risk. To the extent that the Portfolio’s exposure is achieved through investments in underlying funds, the Portfolio’s performance will depend on such funds and it will be subject to the risks of the underlying funds. There is a risk that the Manager’s evaluations and assumptions regarding the Portfolio’s broad asset classes or the underlying funds in which the Portfolio invests may be incorrect based on actual market conditions. There is a risk that the Portfolio will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Portfolio, which may cause the Portfolio to withdraw its investments therein at a disadvantageous time.

Hedge Fund Risk. The Portfolio may invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund’s investments and trading strategies, the Portfolio may suffer a significant or complete loss of its invested capital in one or more hedge funds. In addition to the Portfolio’s direct fees and expenses, shareholders will also bear, indirectly, fees and expenses charged by the underlying hedge funds, which are often greater than the Portfolio’s fees and expenses. In addition, interests in a hedge fund are typically less liquid than shares of a registered investment companies such as the Portfolio and, therefore, the Portfolio may be unable to sell its shares in the hedge fund at a desirable time or price.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Portfolio’s performance.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Leverage Risk. Leverage exists when the Portfolio purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, written options and derivatives. The Portfolio mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Portfolio is not able to close out a leveraged position because of market illiquidity, the Portfolio’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate Portfolio positions when it may not be advantageous to do so. Leveraging may cause the Portfolio to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities. There can be no assurance that the Portfolio’s leverage strategies will be successful. Certain investments, such as ETFs, may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers may not produce the desired results. In particular, there is risk that the portfolio managers’ asset allocation decisions may be ill-timed and result in the Portfolio investing in one or more asset classes that fall out of favor or failing to invest in an asset class that is gaining momentum. This risk is heightened because the portfolio managers primarily use historical data to determine asset allocation weightings that may not be predictive of future results. In addition, certain historical data used by the portfolio managers in making asset allocation determinations is supplied by Family Office Exchange (“FOX”), a third-party that collects asset allocation data from its family office members. If FOX ceases to supply this data, the portfolio managers will need to find other sources of historical asset allocation data, which could result in changes to the portfolio’s asset allocation and lead to portfolio turnover.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. The securities of medium and small capitalization companies may be less liquid than the securities of larger capitalization companies, which could have an adverse effect on the ability of the Portfolio to sell these securities at favorable prices. This also may impede the Portfolio’s ability to obtain market quotations based on actual trades in order to value the Portfolio’s securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, medium and small capitalization companies may not pay a dividend, which can cushion returns in a falling market. Many issuers of real estate securities are small to medium capitalization companies, some of which may be newly formed.

Mortgage- and Asset-Backed Securities Risk. The Portfolio may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Portfolio may reinvest these early payments at lower interest rates, thereby reducing the Portfolio’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile as the value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates (i.e., as interest rates increase, the value of the securities decrease). Securities may be prepaid at a price less than the original purchase value.

Private Equity Risk. The risks the Portfolio may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the firm or the fund it creates and, consequently, the value of the Portfolio’s private equity-related investments).

Real Estate Securities Risks. The Portfolio does not invest in real estate directly. The Portfolio may invest in REITs and other publicly traded real estate and real estate-related securities. Although the Portfolio does not invest in real estate directly, the Portfolio may be subject to risks similar to those associated with direct ownership in real property. The value of the Portfolio’s common shares is affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

Subsidiary Risk. The Subsidiary, unlike the Portfolio, may invest without limitation in commodity-linked derivatives. To the extent the Portfolio invests in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The commodity-linked derivative instruments that may be held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted in this prospectus, will not be subject to all the investor protections of the 1940 Act. Accordingly, the Portfolio, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Subsidiary and the Portfolio and its shareholders. For example, if the Subsidiary were established, Cayman Islands law would not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax or withholding tax on the Subsidiary. If this were to change, the Subsidiary may have to pay such taxes and Portfolio shareholders will experience decreased returns.

Commodities Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Code. The Portfolio intends to treat the income it derives from commodity-linked notes as qualifying income based on the principles underlying a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the IRS suspended the issuance of these rulings in July 2011. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings or determines that the Portfolio should have sought its own private letter ruling, the income and gains from the Portfolio’s investment in the commodity-linked notes might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

The Portfolio has entered into an Investment Management Agreement (“Management Agreement”) with James Alpha Advisors, LLC, a registered investment adviser located at 515 Madison Avenue, New York, New York 10022, under which the Manager manages the Portfolio’s investments subject to the supervision of the Board of Trustees. As of March 31, 2017, the Manager managed approximately $504.3 million in assets. Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 1.20% of the Portfolio’s average daily net assets.

Subject to the general supervision of the Board of Trustees, the Manager is responsible for managing the Portfolio in accordance with its investment objective and policies, and making recommendations with respect to the hiring, termination or replacement of sub-advisers. The Manager also maintains related records for the Portfolio.

The Subsidiary will pay the Manager a fee at an annual rate of 1.20% of the Subsidiary’s average daily net assets. The Manager has agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee it receives from the Subsidiary. The Subsidiary, and indirectly the Portfolio, will also bear fees in connection with the custody, transfer agency, audit and legal services that the Subsidiary receives.

The U.S. Securities and Exchange Commission (“SEC”) has granted exemptive relief to permit the Manager, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisers on behalf of the Portfolio without shareholder approval. This means that the Manager is able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fee and retain a smaller portion of the management fee. The Manager compensates the sub-adviser out of its management fee. Under a manager of managers structure, the Manager would have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Trust’s sub-advisers and recommending to the Board of Trustees their hiring, termination, or replacement. Within 90 days of retaining a new sub-adviser, shareholders of the Portfolio will receive notification of the change. A manager of managers structure enables the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by the Portfolio to be increased or change the Manager’s obligations under the investment advisory agreement, including the Manager’s responsibility to monitor and oversee sub-advisory services furnished to the Portfolio, without shareholder approval.

The Manager may invest the Portfolio’s assets in securities and other instruments. The Manager may exercise this discretion in order to invest the Portfolio’s assets pending allocation to a sub-adviser, to hedge the Portfolio against exposure created by a sub-adviser, or to modify the Portfolio’s exposure to a particular investment or market-related risk. The Manager may also exercise this discretion over unallocated assets and may reallocate to itself assets previously allocated to a sub-adviser.

Portfolio Expenses. The Portfolio is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total annual Portfolio operating expenses (excluding front-end and contingent deferred sales loads, taxes, leverage, interest, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.75%, 2.50%, and 3.50% of the Portfolio’s average net assets for Class A, Class I, and Class C shares, respectively, through December 31, 2017. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the expense cap in place at the time the advisory fees were waived or the expenses were incurred.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be included in the Portfolio’s first report to shareholders issued after the commencement of the Portfolio’s operations.

Family Office Exchange

Family Office Exchange (“FOX”) is a global community of wealthy families and their advisors, pursuing best practices in family wealth management. FOX is dedicated to advancing the practice of integrated wealth management by both single family offices and multi-family offices. FOX membership is global and the average office has approximately $400 million in assets under management. FOX pioneered family office benchmarking, with the first study fielded in 1991, in order to give family office executives insights into how others were approaching the structure and service offering of their office and to provide reliable cost and compensation figures. As part of their benchmarking studies they have collected data on their member’s asset allocation and performance. FOX has agreed to license this data to the Manager and furnish it on an ongoing basis.

Portfolio Managers

Manager

Kevin R. Greene, James S. Vitalie, Michael J. Montague and Akos Beleznay are responsible for the day-to-day management of the Portfolio.

Kevin R. Greene serves as a Managing Partner of the Manager, and is responsible for overseeing the day to day management of the firm. Mr. Greene is the former Chairman & CEO of Capital Resource Holdings, LLC the holding company parent of CRA RogersCasey, one of the leading pension consulting firms in the United States. Prior to CRA RogersCasey, he founded Bryant Park Capital, a privately held investment bank specializing in private equity financing and mergers and acquisitions for both private and public companies in the U.S. and Europe. Since 1991, Mr. Greene has served as the Chairman and CEO of KR Group, an international consulting and investment banking firm which he founded.

James S. Vitalie serves as Chief Executive Officer of the Manager and has over 20 years of experience successfully building financial services firms. Formerly the Institutional Group Head of Old Mutual Capital serving on the Executive and Product Development Committees, Mr. Vitalie was responsible for distribution and marketing of mutual funds, separate accounts and registered hedge fund of fund products. Prior to Old Mutual, Mr. Vitalie was the President of Curian Capital, an industry leading managed account platform. At Curian, Mr. Vitalie created the infrastructure of the asset management firm, developed and executed its strategic plan, and served as the Chairman of the Investment Policy Committee. Additionally, Mr. Vitalie was President of Foliofn Institutional, a financial services and technology company. As President of Century Business Services (CBZ) Retirement and Wealth Management Services division Mr. Vitalie created the strategic direction of the company, led the acquisition and integration efforts for the division and established their broker dealer and registered investment advisor. While at CBZ Mr. Vitalie was also responsible for securing the financing and launching of Allbridge Solutions as well as serving as its President and COO. Prior to CBZ, Mr. Vitalie was a partner at The Benefits Group, where he was responsible for the pension and investment services group. Lastly, Mr. Vitalie practiced corporate transactional law at Eckert, Seamans, Cherin & Mellott. Mr. Vitalie is also an officer of the Trust.

Michael J. Montague serves as Chief Operating Officer and Chief Compliance Officer of the Manager and is responsible for daily operations of the Manager as well as independent risk monitoring for the Manager’s funds. Most recently Mr. Montague worked as a Portfolio Manager for a global macro fund primarily responsible for commodity research and trading. Mr. Montague previously served as a Portfolio Manager for Chapin Hill Advisors, Inc., overseeing asset allocation, trading, and investment activity. Prior to Chapin Hill Advisors, Mr. Montague served as a Portfolio Manager for the Cayuga MBA Fund LLC, a long/short equity hedge fund. He began his career with Schlumberger where he spent six years working as a Senior Geophysicist in Schlumberger’s Oilfield Services division.

Akos Beleznay serves as Chief Investment Officer of the Manager and is responsible for managing research and asset allocation for the Manager. Prior to joining the Manager, Mr. Beleznay was the Chief Investment Officer at Riverside, the asset management arm of HFR (Hedge Fund Research, Inc.) managing over one billion dollars of fund of hedge fund products. Before Riverside, Mr. Beleznay served as the Chief Investment Officer at Commerce Asset Management and CSG Asset Management with responsibility for managing funds of hedge funds and a hedge fund index replication product. Mr. Beleznay also served as the Director of Consulting Research for Equitas Capital Advisors, LLC from 2002 to 2010 and the Chief Investment Officer of Equitas Evergreen Fund LP, a fund of hedge funds with $300 million in assets, from 2003 to 2010. Mr. Beleznay has a PhD degree in Physics from Eotvos Lorand University, Hungary and an MBA from Tulane University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolio.

Supervision

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account. Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”). Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager. Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio. The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio. Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

Administration

The Bank of New York Mellon, located at 225 Liberty Street, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, serves as the Trust’s transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust. As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

Debt securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees. Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolio’s current NAV per share is made available on the Portfolio’s website at www.saratogacap.com.

PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below. Make all checks payable to the Portfolio. The Portfolio will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Not all share classes may be available in all states.

Note: Gemini Fund Services, LLC, the Portfolio’s Tansfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

The post office’s receipt of information regarding a purchase request in the above P.O. Box is deemed to be receipt of the request by the Portfolio.

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming. Any commercial bank can transfer same-day funds by wire. The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Purchase of Shares in Good Order. All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.” This means that your request must include:

•	The Portfolio and account number.
•	The amount of the transaction (in dollars or shares).
•	Accurately completed orders.
•	Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. Orders to purchase shares through a Financial Intermediary will be effected at the NAV per share next determined after the purchase order has been received in good order by the Financial Intermediary. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor’s risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor’s account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor’s financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor’s investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000, then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchase of less than $1 million). In addition, the minimum initial investment for Class I shares of the Portfolio may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of the Manager, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the Portfolio. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Manager and/or Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at NAV next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption. The CDSC is based upon the investors original purchase price. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Brokers that have entered into selling agreements with the Portfolios’ distributor may receive a commission of up to 1.00% of the purchase price of Class C shares at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current NAV of shares purchased more than one year prior to the redemption; and (iii) the current NAV of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code (“403(b) Custodial Account”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see “Redemption of Shares—Systematic Withdrawal Plan”).

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term “distribution” does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

CHOOSING A SHARE CLASS

Description of Classes. The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares. The Portfolio has four classes of shares – Class I shares, Class A shares, Class C shares and Class S shares. Only Class A, Class C and Class I shares are offered in this Prospectus. Class S shares are offered through a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class I shares are no-load shares that do not require that you pay a sales charge. If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.
•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”
•	Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

More About Class A Shares

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge. The following chart shows the sales charge you will pay based on the amount of your purchase. You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

CLASS A REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None	None	None
1.	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2.	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3.	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase. See “More About Class A Shares” above for further information.
4.	The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $ 3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;
•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

CLASS A SHARES SALES CHARGE WAIVERS

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•	Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.
•	Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.
•	Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
•	Institutional investors (which may include bank trust departments and registered investment advisors).
•	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.
•	Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.
•	Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.
•	Reinvestment of capital gains distributions and dividends.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase. The CDSC is based upon the investor’s original purchase price. Any CDSC paid on the redemptions of Class A shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. Brokers may receive distribution and/or shareholder service fees for Class A shares.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies. To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences. The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV. This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”). The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds (also referred to as junk bonds) or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase. The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus. Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information. Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis. The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges. Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. Orders to redeem shares through a Financial Intermediary will receive the NAV per share next determined after the redemption request has been received in good order by the Financial Intermediary. The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, redemption requests of a shareholder in the event of death, divorce, or other legal matter, may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests. To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Receipt of a redemption order by the U.S. Postal Service (“USPS”) does not constitute receipt of such an order by the Trust or its Transfer Agent. Requests sent via the USPS will be processed at the NAV on the business day the request is received in good form at the Trust’s Transfer Agent. There may be a delay between the time the request reaches the P.O. Box and the time of the Trust’s receipt of the request, which may affect the NAV at which the request is processed. Regular mail is retrieved from the Transfer Agent’s post office box at least once a day by 12:00 p.m., Eastern Time and overnight mail is processed as received by the Transfer Agent from the delivery service. In both cases, processing of redemption requests are subject to the provisions described above in the opening paragraph in this section.

Redeeming by Telephone. The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-807-FUND (1-800-807-3863). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions. If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent. Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared.

Good Order. Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee. Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.	Re-registration of the account.
2.	Changing bank wiring instructions on the account.
3.	Name change on the account.
4.	Setting up/changing systematic withdrawal plan to a secondary address.
5.	Redemptions greater than $100,000.
6.	Any redemption check that is being mailed to a different address than the address of record.
7.	Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase. The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); (iv) redemptions pursuant to systematic withdrawal plans; and v) exchanges in response to tactical asset allocation programs’ allocations and reallocations, as approved by the Trust’s CCO and/or one of the Trust’s principal officers.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis. Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.” The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio’s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.
The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND Distributions

DIVIDENDS AND DISTRIBUTIONS. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolio declares and pays dividends from net investment income, if any, annually. Distributions of net realized long-term and short-term capital gains, if any, earned by the Portfolio will be made annually. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS. You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any. The statement provides information on your dividends and capital gains for tax purposes. If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information or to adjust the cost basis of any covered shares (defined below).

AVOID “BUYING A DIVIDEND.” At the time you purchase your Portfolio shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust. Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Portfolio shares. The Portfolio’s investment techniques, including use of short sales, derivatives and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust. A portion of the ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied. Further, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends with capital losses when calculating your net capital gains or losses. A portion of the ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal income tax and may result in a taxable gain or loss to you. Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of the Portfolio’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

MEDICARE TAX. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

COST BASIS. The Portfolio (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January l, 2012, and sold on or after that date). In the absence of an election, the Portfolio will use a default cost basis method which is the average cost method. The cost basis method elected by the Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Portfolio shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING. By law, the Portfolio must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount currently is 28% of your taxable distributions or redemption proceeds.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

INVESTMENT IN COMMODITIES. The Portfolio must meet certain requirements under the Internal Revenue Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary (if and when used) as qualifying income based on the principles underlying a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the IRS suspended the issuance of these rulings in July 2011. If, contrary to a number of private letter rulings issued by the IRS to third-parties, the IRS were to determine such income is nonqualifying, the Portfolio might fail to satisfy the income requirement. Additionally, if the Portfolio invests through the Subsidiary, it intends to limit its investment in the Subsidiary to no more than 25% of the value of the Portfolio’s total assets in order to satisfy the asset diversification requirement. By investing in the Subsidiary and commodity-linked notes to gain exposure to commodities, the Portfolio may realize more ordinary income than if the Portfolio were to invest directly in the reference commodities.

OTHER. Portfolio distributions and gains from the sale or exchange of your Portfolio shares generally are subject to state and local taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income. The Portfolio may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Portfolio realizes excess inclusion income in excess of certain threshold amounts.

FOREIGN SHAREHOLDERS. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Portfolio, as discussed in more detail in the Statement of Additional Information.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options. Any such payments will not change the NAV of the price of the Portfolio’s shares.

In addition, the Portfolio or the Distributor may make payments to financial intermediaries for certain administrative services, including record keeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio. These expenses are not separately identified in the fee table under the section titled “Fees and Expenses of the Portfolio” in this Prospectus but are included within “Other Expenses” in the fee table.

FINANCIAL HIGHLIGHTS

Prior to the date of this prospectus, the Portfolio had not yet commenced operations, therefore, Financial Highlights are not yet available.

Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

• State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

JAMES ALPHA FAMILY OFFICE PORTFOLIO

CLASS I SHARES (Ticker: JFOIX)

CLASS A SHARES (Ticker: JFOAX)

CLASS C SHARES (Ticker: JFOCX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-800-807-FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at: www.saratogacap.com.

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.

PROSPECTUS DATED DECEMBER 31, 2016,

AS AMENDED AND RESTATED JUNE 7, 2017

T H E  S A R A T O G A  A D V A N T A G E  T R U S T

JAMES ALPHA RELATIVE VALUE PORTFOLIO

CLASS I SHARES (Ticker: JRVIX)

CLASS A SHARES (Ticker: JRVAX)

CLASS C SHARES (Ticker: JRVCX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Relative Value Portfolio (the “Portfolio”) is managed by James Alpha Advisors, LLC (the “Manager”). Shares of the Portfolio are available to investors and advisory services.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Portfolio Turnover	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	7
Manager	7
Portfolio Managers	7
Purchase and Sale of Portfolio Shares	7
Tax Information	7
Financial Intermediary Compensation	7
additional information about PRINCIPAL investment strategies and related risks	7
PORTFOLIO HOLDINGS	15
management OF THE PORTFOLIO	15
SHAREHOLDER INFORMATION	17
Pricing of Portfolio Shares	17
Purchase of Shares	18
Class C Shares Contingent Deferred Sales Charge	20
Choosing a Share Class	20
Class A Shares Reduced Sales Charge Information	21
Right of Accumulation	22
Letter of Intent	22
Class A Shares Sales Charge Waivers	22
Class A Shares Contingent Deferred Sales Charge	23
Plan of Distribution	23
Frequent Purchases and Redemptions of Trust Shares	23
REDEMPTION OF SHARES	24
DIVIDENDS AND DISTRIBUTIONS	27
TAX CONSEQUENCES	27
additional information	28
FINANCIAL HIGHLIGHTS	28
OTHER PERFORMANCE OF THE MANAGER	29
Privacy policy notice	30

PORTFOLIO SUMMARY

Investment Objective: The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE(1)	NONE	1.00%(2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses(3)	0.38%	0.38%	0.38%
Interest Expense(3)	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses(4)	0.82%	0.82%	0.82%
Total Annual Portfolio Operating Expenses	2.47%	2.22%	3.22%
(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases. (See the “Shareholder Information – Class A Shares Contingent Deferred Sales Charge” section).
(2)	Only applicable to redemptions made within one year after purchase. (See the “Shareholder Information – Class C Shares Contingent Deferred Sales Charge” section).
(3)	Other Expenses are based on estimated amounts for the current fiscal year.
(4)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years
Class A	$811	$1,300
Class I	$225	$694
Class C	$425	$992

IF YOU HELD YOUR SHARES

	One Year	Three Years
Class A	$811	$1,300
Class I	$225	$694
Class C	$325	$992

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. No portfolio turnover is shown as the Portfolio had not commenced operations as of the date of this Prospectus.

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Principal Investment Strategies. The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “relative value” investment strategies. Relative value investment strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio will seek to outperform the returns of various fixed income relative value strategies, such as, among others, asset-backed, master limited partnership (“MLP”), real estate, convertible arbitrage, corporate and sovereign strategies, as well as volatility investment strategies.

The Portfolio may also seek exposure to volatility as an asset class. This investment strategy seeks to capitalize on discrepancies between implied (estimated) levels of volatility on specific instruments and actual volatility levels. The Portfolio may seek long, short, neutral or variable exposure to the direction of implied volatility of various asset classes or rates, such as interest rates.

The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income securities that are rated below investment grade (i.e., junk bonds). The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, and credit default swaps. The Portfolio may also invest in swap contracts linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize relative value investment strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 50 ETFs, ETNs, currencies, swaps and other derivatives, and mutual funds.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

Principal Investment Risks. There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor

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expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with fixed-income securities. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Currency/Exchange Rate Risk. The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market referred) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

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Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Foreign Securities Risk. The Portfolio's foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. Government. There is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

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Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

MLP Risks. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the OTC market. The ability to trade on a public exchange or in the OTC market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. Investments in MLPs may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by MLPs in which it invests. Such expenses are not reflected in the above fee table. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed and asset-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

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Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Other Investment Companies. The Portfolio will invest in other investment companies, such as ETFs and mutual funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Short Sales Risk. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The principal investments in which the Subsidiary may invest are derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the underlying principles of a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the Internal Revenue Service (“IRS”) has suspended the issuance of these rulings. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. The IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

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Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance. Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free
1-800-807-FUND or by visiting www.saratogacap.com.

Manager. James Alpha Advisors, LLC is the Portfolio’s manager.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2017.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Michael J. Montague	Chief Operating Officer and Chief Compliance Officer of the Manager, and has managed the Portfolio since its inception in 2017.
Akos Beleznay	Chief Investment Officer of the Manager, and has managed the Portfolio since its inception in 2017.

Purchase and Sale of Portfolio Shares. Generally, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares. The investment minimum for Class I shares of the Portfolio is $1 million, subject to certain exceptions. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information. Distributions you receive from the Portfolio, whether you reinvest your distributions in additional Portfolio shares or receive them in cash, are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-free plan. The Portfolio’s investment techniques may cause more of the Portfolio’s income dividends and capital gains distributions to be taxable at ordinary income tax rates than it would if it did not engage in such techniques.

Financial Intermediary Compensation. If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Portfolio is to seek attractive long-term risk-adjusted returns relative to traditional financial market indices. The Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “relative value” investment strategies. Relative value investment strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio will seek to outperform the returns of various fixed income relative value strategies, such as, among others, asset-backed, MLP, real estate, convertible arbitrage, corporate and sovereign strategies, as well as volatility investment strategies.

The Portfolio may also seek exposure to volatility as an asset class. This investment strategy seeks to capitalize on discrepancies between implied (estimated) levels of volatility on specific instruments and actual volatility levels. The Portfolio may seek long, short, neutral or variable exposure to the direction of implied volatility of various asset classes or rates, such as interest rates.

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The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as ETNs, ETFs, and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income securities that are rated below investment grade (i.e., junk bonds). The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, and credit default swaps. The Portfolio may also invest in swaps having payments linked to the returns of Underlying Pools. There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize relative value investment strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Manager expects to increase allocation to exposures to asset classes and investment strategies where the Manager’s models detect opportunities and to decrease allocation to investments in asset classes and investment strategies that such models detect diminishing expected returns.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 50 ETFs, ETNs, currencies, swaps and other derivatives, and mutual funds.

The Portfolio may invest up to 25% of its total assets in the Subsidiary to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

The Portfolio’s investments in the types of securities described in this prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this prospectus. The Portfolio may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

General Investment Policies of the Portfolio

Temporary or Cash Investments. Under normal market conditions, the Portfolio will seek to stay fully invested according to its principal investment strategies as noted above. The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objectives during that period.

For longer periods of time, the Portfolio may hold a substantial cash position. If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested. To the extent that the Portfolio uses a money market fund for its cash position, there will be duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Regulation under the Commodity Exchange Act. The Manager is registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to the Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Manager’s registration as a CPO. Generally, these rules allow for substituted

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compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Manager as the Portfolio’s CPO, the Manager’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Manager’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The Manager is also registered as a CTA but, with respect to the Portfolio, relies on an exemption from CTA regulation available for a CTA that also serves as the Portfolio’s CPO. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies, or this prospectus.

Change in Investment Objective and Strategies. The Portfolio’s investment objective and strategies are non-fundamental (unless otherwise indicated) and may be changed without the approval of the Portfolio’s shareholders.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio. There is no assurance that the Portfolio will achieve its investment objective. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities that may result in increased transaction costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodities Risk. The Portfolio or the Subsidiary may invest in commodity-linked investments that may subject it to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio and the Subsidiary to leveraged market exposure for commodities.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with fixed-income securities. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.

Counterparty Risk. Individually negotiated or OTC derivative instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Risk. The issuers of fixed income instruments in which the Portfolio invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Portfolio invests in bonds related below investment-grade bonds (junk bonds). An issuer's securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Portfolio may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio may invest include options, futures, options on futures, swaps, and forward foreign currency contracts. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. In the case of OTC derivatives, they may be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. The Portfolio could lose more than the cash amount invested in derivatives. Derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Portfolio. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the net amount of payments that it is contractually entitled to receive). Central clearing and exchange trading of certain derivatives are designed to reduce counterparty and liquidity risk, but they do not eliminate those risks completely.

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Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless. Options can involve economic leverage, which could result in these investments experiencing greater volatility than other investments, which could increase the volatility of the Portfolio.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Markets Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which the Portfolio may invest may be leveraged. As a result, the Portfolio may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished. ETFs generally have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act.

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ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Foreign Securities Risk. The Portfolio's investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. Foreign securities also have risks related to economic and political developments abroad, including expropriations and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the United States, or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Portfolio’s performance.

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Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Liquidity Risk. An investment is considered to be illiquid if the Portfolio is unable to sell such investment at a fair price within a reasonable amount of time. An investment may be deemed illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. The Portfolio may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. The securities of medium and small capitalization companies may be less liquid than the securities of larger capitalization companies, which could have an adverse effect on the ability of the Portfolio to sell these securities at favorable prices. This also may impede the Portfolio’s ability to obtain market quotations based on actual trades in order to value the Portfolio’s securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, medium and small capitalization companies may not pay a dividend, which can cushion returns in a falling market. Many issuers of real estate securities are small to medium capitalization companies, some of which may be newly formed.

MLP Risks. An MLP is a public limited partnership or a limited liability company. Investment in MLPs involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the OTC market. The ability to trade on a public exchange or in the OTC market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid or trade less frequently than conventional publicly traded securities. Where certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times and it may be more difficult for the Portfolio to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the sub-adviser believes it is desirable to do so. This may affect adversely the Portfolio’s ability to make dividend distributions.

The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. Investments in MLPs may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by MLPs in which it invests. Such expenses are not reflected in the above fee table. MLPs are generally considered interest-rate sensitive investments.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

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Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed and asset-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Other Investment Companies. The Portfolio will invest in unaffiliated investment companies as permitted under Section 12(d)(1) of the 1940 Act and rules thereunder. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. Because the Portfolio will invest in other investment companies, the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees; that is, there will be a layering of certain expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Portfolio may invest cash holdings in affiliated or non-affiliated money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

In addition, the Portfolio may invest in other investment companies that invest in a manner consistent with the Portfolio’s investment objective and strategies, including the use of ETFs.

Short Sales Risk. If the Portfolio sells short a security that it does not own and the security increases in value, the Portfolio will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the Portfolio holds in long positions will decline at the same time that the market value of the securities the Portfolio has sold short increases, thereby increasing the Portfolio’s potential volatility. The more the Portfolio pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Portfolio originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited.

In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the Portfolio may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The Portfolio normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The Portfolio may not always be able to complete or “close out” the

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short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The Portfolio incurs a loss if the Portfolio is required to buy the security at a time when the security has appreciated in value from the date of the short sale.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract and the Portfolio may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage which creates special risks discussed above.

Subsidiary Risk. The Subsidiary, unlike the Portfolio, may invest without limitation in commodity-linked derivatives. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the Portfolio, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Subsidiary and the Portfolio and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax or withholding tax on the Subsidiary. If this were to change, the Subsidiary may have to pay such taxes and Portfolio shareholders will experience decreased returns.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Code. The Portfolio intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on the principles underlying a number of private letter rulings provided to third-parties not associated with the Portfolio. However, the Portfolio has not received such a private letter ruling, and the Portfolio is not able to rely on private letter rulings issued to other taxpayers. It should be noted that the IRS has suspended the issuance of these rulings. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings or determines that the Portfolio should have sought its own private letter ruling, the income and gains from the Portfolio’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Portfolio retroactively, in which case the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. The IRS recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses, and may also pay performance based fees to each Underlying Pool manager. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

James Alpha Advisors, LLC (the “Manager”), a registered investment adviser located at 515 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Portfolio. As of March 31, 2017, the Manager managed approximately $504.3 million in assets. Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 1.00% of the Portfolio’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Manager is responsible for managing the Portfolio in accordance with its investment objective and policies.

The Subsidiary will pay the Manager a fee at an annual rate of 1.00% of the Subsidiary’s average daily net assets. The Manager has agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee it receives from the Subsidiary. The Subsidiary, and indirectly the Portfolio, will also bear fees in connection with the custody, transfer agency, audit and legal services that the Subsidiary receives.

The U.S. Securities and Exchange Commission (“SEC”) has granted exemptive relief to permit the Manager, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisers on behalf of the Portfolio without shareholder approval. This means that the Manager could reduce a sub-advisory fee and retain a larger percentage of the management fee or increase a sub-advisory fee and retain a smaller percentage of the management fee. Under a manager of managers structure, the Manager would have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Portfolio’s sub-advisers and recommending to the Board of Trustees their hiring, termination, or replacement. Within 90 days of retaining a sub-adviser, shareholders of the Portfolio will receive notification of the change. A manager of managers structure enables the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.

Portfolio Expenses. The Portfolio is responsible for its own operating expenses. Pursuant to the Operating Expense Limitation Agreement, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses) do not exceed 1.74%, 1.49%, and 2.49% of the Portfolio’s average net assets for Class A, Class I, and Class C shares, respectively, through December 31, 2017, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be included in the Portfolio’s first report to shareholders issued after the commencement of the Portfolio’s operations.

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Portfolio Managers

Manager

Kevin R. Greene, James S. Vitalie, Michael J. Montague and Akos Beleznay are responsible for the day-to-day management of the Portfolio.

Kevin R. Greene serves as a Managing Partner of the Manager, and is responsible for overseeing the day to day management of the firm. Mr. Greene is the former Chairman & CEO of Capital Resource Holdings, LLC the holding company parent of CRA RogersCasey, one of the leading pension consulting firms in the United States. Prior to CRA RogersCasey, he founded Bryant Park Capital, a privately held investment bank specializing in private equity financing and mergers and acquisitions for both private and public companies in the United States and Europe. Since 1991, Mr. Greene has served as the Chairman and CEO of KR Group, an international consulting and investment banking firm which he founded.

James S. Vitalie serves as Chief Executive Officer of the Manager and has over 20 years of experience successfully building financial services firms. Formerly the Institutional Group Head of Old Mutual Capital serving on the Executive and Product Development Committees, Mr. Vitalie was responsible for distribution and marketing of mutual funds, separate accounts and registered hedge fund of fund products. Prior to Old Mutual, Mr. Vitalie was the President of Curian Capital, an industry leading managed account platform. At Curian, Mr. Vitalie created the infrastructure of the asset management firm, developed and executed its strategic plan, and served as the Chairman of the Investment Policy Committee. Additionally, Mr. Vitalie was President of Foliofn Institutional, a financial services and technology company. As President of Century Business Services (CBZ) Retirement and Wealth Management Services division Mr. Vitalie created the strategic direction of the company, led the acquisition and integration efforts for the division and established their broker dealer and registered investment advisor. While at CBZ Mr. Vitalie was also responsible for securing the financing and launching of Allbridge Solutions as well as serving as its President and COO. Prior to CBZ, Mr. Vitalie was a partner at The Benefits Group, where he was responsible for the pension and investment services group. Lastly, Mr. Vitalie practiced corporate transactional law at Eckert, Seamans, Cherin & Mellott. Mr. Vitalie is also an officer of the Trust.

Michael J. Montague serves as Chief Operating Officer of the Manager and is responsible for daily operations of the Manager as well as independent risk monitoring for the Manager’s funds. Most recently Mr. Montague worked as a Portfolio Manager for a global macro fund primarily responsible for commodity research and trading. Mr. Montague previously served as a Portfolio Manager for Chapin Hill Advisors, Inc., overseeing asset allocation, trading, and investment activity. Prior to Chapin Hill Advisors, Mr. Montague served as a Portfolio Manager for the Cayuga MBA Fund LLC, a long/short equity hedge fund. He began his career with Schlumberger where he spent six years working as a Senior Geophysicist in Schlumberger’s Oilfield Services division.

Akos Beleznay serves as Chief Investment Officer of the Manager and is responsible for managing research and asset allocation for the Manager. Prior to joining the Manager, Mr. Beleznay was the Chief Investment Officer at Riverside, the asset management arm of HFR (Hedge Fund Research, Inc.) managing over one billion dollars of fund of hedge fund products. Before Riverside, Mr. Beleznay served as the Chief Investment Officer at Commerce Asset Management and CSG Asset Management with responsibility for managing funds of hedge funds and a hedge fund index replication product. Mr. Beleznay also served as the Director of Consulting Research for Equitas Capital Advisors, LLC from 2002 to 2010 and the Chief Investment Officer of Equitas Evergreen Fund LP, a fund of hedge funds with $300 million in assets, from 2003 to 2010. Mr. Beleznay has a PhD degree in Physics from Eotvos Lorand University, Hungary and an MBA from Tulane University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolio.

Supervision

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account. Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an

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evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”). Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager. Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio. The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio. Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

Administration

The Bank of New York Mellon, located at 225 Liberty Street, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 serves as the Trust’s transfer agent (the “Transfer Agent”).

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust. As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, the Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

Debt securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees. Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolio’s current NAV per share is made available on the Portfolio’s website at www.saratogacap.com.

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PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below. Make all checks payable to the Portfolio. The Portfolio will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Not all share classes may be available in all states.

Note: Gemini Fund Services, LLC, the Portfolio’s Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming. Any commercial bank can transfer same-day funds by wire. The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Purchase of Shares in Good Order. All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.” This means that your request must include:

•	The Portfolio and account number.
•	The amount of the transaction (in dollars or shares).
•	Accurately completed orders.
•	Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. Orders to purchase shares through a Financial Intermediary will be effected at the NAV per share next determined after the purchase order has been received in good order by the Financial Intermediary. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

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INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of available choices. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000, then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchase of less than $1 million). In addition, the minimum initial investment for Class I shares of the Portfolio may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of the Manager, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the Portfolio. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

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CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption. The CDSC is based upon the investors original purchase price. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Brokers that have entered into selling agreements with the Portfolio’s distributor may receive a commission of up to 1.00% of the purchase price of Class C shares at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code (“403(b) Custodial Account”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see "Redemption of Shares—Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

CHOOSING A SHARE CLASS

Description of Classes. The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares. The Portfolio has four classes of shares – Class I shares, Class A shares, Class C shares and Class S shares. Only Class A, Class C and Class I shares are offered in this Prospectus. Class S shares are offered through a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class I shares are no-load shares that do not require that you pay a sales charge. If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.
•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”
•	Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.
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More About Class A Shares

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge. The following chart shows the sales charge you will pay based on the amount of your purchase. You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None	None	None
1	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase. See “More About Class A Shares” above for further information.
4	The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $ 3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

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RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;
•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class A Shares Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families.
  Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.
  Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisors).
  Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.
  Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.
  Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.
  Reinvestment of capital gains distributions and dividends.
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CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase. The CDSC is based upon the investor’s original purchase price. Any CDSC paid on the redemptions of Class A shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. Brokers may receive distribution and/or shareholder service fees for Class A shares.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies. To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences. The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV. This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”). The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds (also referred to as junk bonds) or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase. The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus. Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly

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to all shareholders. The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information. Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis. The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges. Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. Orders to redeem shares through a Financial Intermediary will receive the NAV per share next determined after the redemption request has been received in good order by the Financial Intermediary. The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, redemption requests of a shareholder in the event of death, divorce or other legal matter may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests. To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Receipt of a redemption order by the U.S. Postal Service (“USPS”) does not constitute receipt of such an order by the Trust or its Transfer Agent. Requests sent via the USPS will be processed at the NAV on the business day the request is received in good form at the Trust’s Transfer Agent. There may be a delay between the time the request reaches the P.O. Box and the time of the Trust’s receipt of the request, which may affect the NAV at which the request is processed. Regular mail is retrieved from the Transfer Agent’s post office box at least once a day by 12:00 p.m., Eastern Time and overnight mail is processed as received by the Transfer Agent from the delivery service.
In both cases, processing of redemption requests are subject to the provisions described above in the opening paragraph in this section.

Redeeming by Telephone. The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-807-FUND (1-800-807-3863). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will

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employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions. If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent. Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared.

Good Order. Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

  The request should be in writing indicating the number of shares or dollar amount to be redeemed;
  The request must identify your account number;
  The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
  If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee. Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.	Re-registration of the account.
2.	Changing bank wiring instructions on the account.
3.	Name change on the account.
4.	Setting up/changing systematic withdrawal plan to a secondary address.
5.	Redemptions greater than $100,000.
6.	Any redemption check that is being mailed to a different address than the address of record.
7.	Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase. The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); (iv) redemptions pursuant to systematic withdrawal plans; and (v) exchanges in response to tactical asset allocation programs’ allocations and reallocations, as approved by the Trust’s CCO and/or one of the Trust’s principal officers.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis. Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

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SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.” The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio’s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is generally treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

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DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. The Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolio declares and pays dividends from net investment income, if any, annually. Distributions of net realized long-term and short-term capital gains, if any, earned by the Portfolio will be made annually. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Portfolio to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Portfolio (which will be deposited in the shareholder’s account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS. You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any. The statement provides information on your dividends and capital gains for tax purposes. If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.” At the time you purchase your Portfolio shares, the Portfolio’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy shares in the Portfolio shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust. Unless your investment in the Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Portfolio makes distributions and when you sell Portfolio shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Portfolio shares. The Portfolio’s investment techniques, including use of short-sales, derivatives and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust. Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied. However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends by capital losses when calculating your net capital gains or losses. Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

Given the Portfolio’s investment strategies, it is not expected that a significant portion of the Portfolio’s dividends will be eligible to be taxed at the same rate as long-term capital gains (in the case of shareholders that are individuals) or for the corporate dividends received deduction (in the case of shareholders that are corporations).

TAXES ON SALES. Your sale of Portfolio shares normally is subject to federal income tax and may result in a taxable gain or loss to you. Your exchange of Portfolio shares for shares of another portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

If a shareholder realizes a loss on the redemption or exchange of the Portfolio’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

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COST BASIS. The Portfolio (or its administrative agents) is required to report to the IRS and furnish to Portfolio shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Portfolio will use a default cost basis method which is the average cost method. The cost basis method elected by the Portfolio shareholder (or the cost basis method applied by default) for each sale of Portfolio shares may not be changed after the close of business on the trade date of each such sale of Portfolio shares. Portfolio shareholders should consult with their tax advisers prior to making redemptions to determine the best IRS accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING. By law, the Portfolio must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount is currently 28% of your taxable distributions or redemption proceeds.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

OTHER. Portfolio distributions and gains from the sale or exchange of your Portfolio shares also may be subject to state and local taxes. If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio (subject to various limitations). In such a case shareholders would also need to include such foreign taxes in income.

FOREIGN SHAREHOLDERS. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolio, as discussed in more detail in the Statement of Additional Information.

MEDICARE TAX. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options. Any such payments will not change the NAV of the price of the Portfolio’s shares.

In addition, the Portfolio or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board of Trustees of the Trust and, to the extent paid, will increase expenses of the Portfolio. These expenses are not separately identified in the fee table under the section titled “Portfolio Summary – Fees and Expenses of the Portfolio” in this Prospectus, but are included within “Other Expenses” in the fee table.

FINANCIAL HIGHLIGHTS

Prior to the date of this prospectus, the Portfolio had not yet commenced operations, therefore, Financial Highlights are not yet available.

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Other Performance of the Manager

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

The Portfolio’s investment objective, policies and strategies are substantially similar to those used by the Manager in advising a segment or “sleeve” (the “Relative Value Sleeve”) of a discretionary account (the “Discretionary Account”) managed for an affiliate of the Manager. The Discretionary Account consists of four unique sub-strategies, one of which is the Relative Value Sleeve, and each of which is separately tracked and maintained by the Manager. The Manager does not advise any other funds or accounts with investment objectives, policies and strategies that are substantially similar to the Portfolio. The Discretionary Account does not charge a management fee.

The tables below show the historical investment performance for the Relative Value Sleeve. The first table shows the historical average annual total returns of the Relative Value Sleeve for the one-year period ended April 30, 2017 and for the since inception period from November 2, 2015 (inception date) to April 30, 2017 (the “Average Annual Total Returns”). The Average Annual Total Returns are compared to the returns of the Bloomberg Barclays US Aggregate Bond Index (the “Index”) and the HFRI Relative Value (Total) Index, each of which is an unmanaged index that the Manager considers to be generally representative of the types of investments held by the Relative Value Sleeve. Each index reflects no fees or costs and is not available for investment.

The Relative Value Sleeve is separate and distinct from the Portfolio. The returns shown for the Relative Value Sleeve should not be considered a substitute for the Portfolio’s own performance, nor indicative of the future returns of the Portfolio.

The Relative Value Sleeve was not subject to certain investment limitations, diversification requirements, restrictions imposed by the Code, and other restrictions imposed on registered investment companies such as the Portfolio. In addition, the returns of the Relative Value Sleeve were not adjusted to reflect any income tax liability resulting from the Relative Value Sleeve’s investments, whereas the Portfolio will accrue deferred income taxes for any current or deferred tax liability, which will be reflected in the Portfolio’s daily net asset value and, therefore, in its performance returns. If such restrictions and income tax adjustments applied, the performance of the Relative Value Sleeve may have been lower.

The Relative Value Sleeve returns shown were obtained from records maintained by the Manager. The returns are time-weighted, calculated monthly, and include all realized and unrealized gains and losses. The Relative Value Sleeve is valued at least monthly, taking into account cash flows.

The Relative Value Sleeve returns gross of fees does not reflect the deduction of any fees or expenses or transaction costs. The Relative Value Sleeve returns net of fees were calculated by adjusting the Relative Value Sleeve returns gross of fees to reflect the Portfolio’s estimated net expenses of 1.65% for Class A and 1.40% for Class I, each of which include the effect of fee waivers and/or expense reimbursements. The Relative Value Sleeve returns (net of fees) assumes that the fee waiver was in effect for all periods presented and, if that were not the case, then the Relative Value Sleeve (net of fees) return numbers would have been lower. The adjusted Relative Value Sleeve returns net of fees using Class A expenses and maximum sales load reflects deduction of the Class A front-end sales charge of 5.75% from the initial investment on November 2, 2015 (and, therefore, is not reflected in the one year returns). The methodology used to calculate the Relative Value Sleeve returns gross and net of fees is different than guidelines of the SEC for calculating mutual fund performance.

Relative Value Sleeve – Average Annual Total Returns

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

	1 Year*	Since Inception**
Relative Value Sleeve (net of fees using Class A expenses and maximum sales load)	7.7%	0.3%
Relative Value Sleeve (net of fees using Class A expenses without sales load)	7.7%	4.4%
Relative Value Sleeve (net of fees using Class I expenses)	8.0%	4.7%
Relative Value Sleeve (gross of fees)	9.5%	6.2%
Bloomberg Barclays US Aggregate Bond Index***	0.8%	2.4%
HFRI Relative Value (Total) Index ***	9.0%	5.9%
*	Through April 30, 2017.
**	November 2, 2015 through April 30, 2017.
***	Reflects no deduction for fees, expenses or taxes.
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Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-800-807-FUND

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Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

• State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

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JAMES ALPHA RELATIVE VALUE PORTFOLIO

CLASS I SHARES (Ticker: JRVIX)

CLASS A SHARES (Ticker: JRVAX)

CLASS C SHARES (Ticker: JRVCX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-800-807-FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at: www.saratogacap.com.

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.

PROSPECTUS DATED MARCH 31, 2017,

AS AMENDED AND RESTATED JUNE 7, 2017

T H E  S A R A T O G A  A D V A N T A G E  T R U S T

JAMES ALPHA YORKVILLE MLP PORTFOLIO

CLASS I SHARES (Ticker: JMLPX)

CLASS A SHARES (Ticker: JAMLX)

CLASS C SHARES (Ticker: MLPCX)

The SARATOGA ADVANTAGE TRUST (the “Trust”) is a mutual fund company. The James Alpha Yorkville MLP Portfolio (the “Portfolio”) is managed by James Alpha Advisors, LLC (the “Manager”) and sub-advised by investment advisers selected and supervised by the Manager. Shares of the Portfolio are available to investors and advisory services.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY	1
Investment Objectives	1
Fees and Expenses of The Portfolio	1
Principal Investment Strategies	2
Principal Investment Risks	3
Performance	5
Manager and Sub-Advisers	6
Portfolio Managers	6
Purchase and Sale of Portfolio Shares	6
Tax Information	6
Financial Intermediary Compensation	6
additional information about PRINCIPAL investment strategies and related risks	6
PORTFOLIO HOLDINGS	11
management OF THE PORTFOLIO	11
SHAREHOLDER INFORMATION	14
Pricing of Portfolio Shares	14
Purchase of Shares	15
Class C Shares Contingent Deferred Sales Charge	17
Class A Shares Reduced Sales Charge Information	18
Right of Accumulation	19
Letter of Intent	19
Class A Shares Sales Charge Waivers	20
Class A Shares Contingent Deferred Sales Charge	20
Plan of Distribution	20
Frequent Purchases and Redemptions of Trust Shares	21
REDEMPTION OF SHARES	21
DISTRIBUTIONS	24
TAXES	24
additional information	27
FINANCIAL HIGHLIGHTS	28
Other Performance of Yorkville, the Sub-Adviser	29
Privacy policy	31

PORTFOLIO SUMMARY

Investment Objectives: The investment objectives of the Portfolio are current income and, secondarily, capital appreciation.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE(1)	NONE	1.00%(2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses	2.09%	2.08%	2.03%
Deferred/Current Income Tax Expense (3)	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses (4)	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	3.57%	3.31%	4.26%
Expense Waiver/Reimbursement	(1.30)%	(1.29)%	(1.24)%
Total Annual Portfolio Operating Expenses (After Expense Waiver/Reimbursement) (5)	2.27%	2.02%	3.02%
(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase (see “Shareholder Information – Class A Shares Contingent Deferred Sales Charge” section).
(2)	Only applicable to redemptions made within one year after purchase (see “Shareholder Information – Class C Shares Contingent Deferred Sales Charge” section).
(3)	Deferred/Current Income Tax Expense represents the Portfolio’s potential income tax expense if it were to recognize unrealized gains/(losses) in the Portfolio. Deferred/current income tax expense is dependent upon the Portfolio’s net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Portfolio’s investments, the performance of those investments and general market conditions. Therefore, the Portfolio’s deferred/current income tax expense cannot be reliably predicted from year to year. The Portfolio is currently using an estimated rate of 34% for federal tax and 2.15% for state and local tax, net of federal tax benefit. Further information regarding the Portfolio’s deferred/current income tax expense can be found in the section entitled “Pricing of Portfolio Shares.”
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(5)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, taxes (including deferred tax expense), leverage, interest, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.24%, 1.99% and 2.99% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through March 31, 2018 (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the expense cap in place at the time the expense was incurred or fees were waived.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$792	$1,493	$2,215	$4,110
Class I	$205	$898	$1,615	$3,516
Class C	$405	$1,180	$2,069	$4,348
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IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$792	$1,493	$2,215	$4,110
Class I	$205	$898	$1,615	$3,516
Class C	$305	$1,180	$2,069	$4,348

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders. High portfolio turnover may result in the Portfolio’s recognition of gains (losses) that will increase (decrease) the Portfolio’s tax liability and thereby impact the amount of the Portfolio’s after-tax distribution. In addition, high portfolio turnover may increase the Portfolio’s earnings and profits, resulting in a greater portion of the Portfolio’s distributions being treated as taxable dividends for federal income tax purposes. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies. The Portfolio’s strategy is to invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of master limited partnerships (“MLPs”) and in other investments that have economic characteristics similar to such securities. Such other investments may include MLP-related exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), I-Shares or institutional units (“I-Units”) issued by MLP affiliates and “C” corporations that hold significant interests in MLPs. The MLPs in which the Portfolio will primarily invest include MLPs engaged in the transportation, storage and processing of natural resources, although the Portfolio may also invest in other types of MLPs that seek to take advantage of new regulation of investment vehicles. The Portfolio may also invest in securities of companies principally engaged in U.S. energy infrastructure.

MLPs generally are organized as limited partnerships or limited liability companies and are taxed as partnerships for U.S. federal income tax purposes. The Portfolio may also invest in MLPs taxed as “C” corporations. Interests in MLPs trade on a public stock exchange, similar to stock of corporations. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. General partner interests typically have first priority to receive quarterly cash distributions up to an established amount, and the general partner also generally receives a larger portion of the net income as incentive. Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the MLP’s operations and management. Distributable cash in excess of minimum quarterly distributions payable to holders of general partner interests is paid to holders of limited partner interests and subordinated units and is distributed to both generally on a pro rata basis. The Portfolio may invest in either general partner or limited partner interests, and may invest in general partner interests without limitation. General partner interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP.

ETFs are investment companies the shares of which trade throughout the day on an exchange, and whose goal is often to track or replicate a particular index representing a particular sector, market or global segment. ETNs are unsecured debt obligations issued by a bank or other financial institution that seek to track the performance of an index, an MLP index in the case of the Portfolio, over a specified period. Like MLPs and ETFs, interests in ETNs generally trade on a public exchange.

Unlike most mutual funds, the Portfolio does not have flow-through tax treatment such as that afforded to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This is because the Portfolio will invest a greater percentage of its assets in MLPs than is permitted under the Code in order for a mutual fund to qualify as a regulated investment company. The Portfolio instead is taxed as a Subchapter “C” corporation for U.S. federal income tax purposes. Accordingly, the Portfolio is subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations and will be subject to state and local tax by reason of its tax status and its investments in MLPs.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.

The Portfolio generally will invest in MLPs, ETFs, ETNs and other investments that the portfolio managers believe can generate repeatable cash flows that will grow over time, that have a conservative capital structure and that are trading at attractive valuations. In constructing the investment universe, the Portfolio’s sub-adviser employs a bottom-up process that evaluates and ranks potential investments according to the sub-adviser’s analysis of each company’s financial statements, business model and competitive advantages. This evaluation includes financial modeling of each company’s projected revenue, cash flow and other financial metrics and a determination by the Portfolio’s sub-adviser of what it believes to be the company’s intrinsic value. Investments are made in those companies that the Portfolio’s sub-adviser believes are trading at a fair price relative to intrinsic value and that present the best risk-reward opportunity relative to other potential investments. The Portfolio’s sub-adviser seeks to control risk by establishing internal guidelines on acceptable exposures to particular sub-industries and individual positions.

The Portfolio’s sub-adviser will consider selling a security if, among other things, (1) a security reaches the target price established by the sub-adviser; (2) a change occurs in the fundamentals of the company or the industry in which the company conducts its business; (3) a change in business model, competitive advantages and/or management occurs; or (4) a more attractive investment opportunity is identified.

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Principal Investment Risks. There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Deferred Tax Risk. The Portfolio is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Portfolio is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The Portfolio will not benefit from the current favorable federal income tax rates on long-term capital gains and Portfolio income, losses and expenses will not be passed through to the Portfolio’s shareholders.

An investment strategy whereby a fund is taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes involves complicated accounting, tax, net asset value (“NAV”) and share valuation aspects that may cause the Portfolio to differ significantly from most other open-end registered investment companies. Accounting, tax, and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Portfolio, which, in turn, could have significant adverse consequences on the Portfolio and its shareholders. Moreover, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Portfolio or the MLPs in which the Portfolio invests. Legislation also could negatively impact the amount, timing and/or tax characterization of distributions received by Portfolio shareholders.

The Portfolio’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Portfolio’s deferred tax liability and/or asset balances used to calculate the Portfolio’s NAV may vary dramatically from the Portfolio’s actual tax liability, and, as a result, the determination of the Portfolio’s actual tax liability may have a material impact on the Portfolio’s NAV. From time to time, the Portfolio may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Portfolio’s NAV. Shareholders who redeem their shares at a NAV that is based on estimates of the Portfolio’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the Portfolio’s actual tax liability and/or asset balances.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or portfolio securities rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

ETN Risk. ETNs are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the ETN.

Industry Specific Risk. The MLPs in which the Portfolio invests are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an energy infrastructure MLP.
•	Slowdowns in new construction and acquisitions can limit growth potential.
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure MLP to make distributions.
•	Changes in the regulatory environment could adversely affect the profitability of energy infrastructure MLPs.
•	Extreme weather or other natural disasters could impact the value of energy infrastructure MLP securities.
•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
•	Threats of attack by terrorists on energy assets could impact the market for energy infrastructure MLP securities.
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•	Global political and economic instability could affect the operations of MLPs and energy companies in unpredictable ways, including through disruptions of natural resources supplies and markets and the resulting volatility in commodity prices. Recent political and military instability in a variety of countries throughout the Middle East and North Africa has heightened these risks.
•	Recently, the price of oil, natural gas and other fossil fuels has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect.

To the extent new regulations permit the Portfolio to invest in new or different types of MLPs, the Portfolio may be subject to risks that are different from or in addition to the above described industry-specific risks.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, such as energy, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers may not produce the desired results.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

MLP Risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage. In addition, there are several specific risks associated with investments in MLPs, including the following:

•	Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
•	Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
•	Interest Rate Risk. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
•	General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
•	I-Shares Risk. Securities of MLP affiliates and I-Shares represent an indirect investment in the equity securities of MLPs. Holders of the securities of MLP affiliates and I-Shares are therefore generally subject to the same risks as holders of equity securities of MLPs.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

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To the extent a distribution received by the Portfolio from an MLP is treated as a return of capital, the Portfolio’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Portfolio for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Portfolio to restate the character of its distributions and amend any shareholder tax reporting previously issued. If an MLP amends its partnership tax return after it reports income, gains, losses, deductions and expenses to the Portfolio, the Portfolio may be required to send you a corrected Form 1099 to reflect information reclassified by the MLP, which could, in turn, require you to amend your federal, state or local tax returns.

Non-Diversification Risk. The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance. The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Alerian MLP Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Class I Annual Total Returns – Calendar Year

Class I Shares Year-to-Date (as of March 31, 2017): 5.18%

Best Quarter:	Q2 2016	21.89%
Worst Quarter:	Q1 2016	-10.99%

Average Annual Total Returns

(For The Period Ended December 31, 2016)

Class I Shares	1 Year	Life of Portfolio*
Return Before Taxes	25.47%	-12.88%
Return After Taxes on Distributions	23.22%	-13.77%
Return After Taxes on Distributions and Sale of Portfolio Shares	14.23%	-10.12%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	18.31%	-9.36%

Class A Shares
Return Before Taxes	18.02%	-15.94%
Class C Shares
Return Before Taxes	23.14%	-13.67%
*	The Portfolio commenced operations on March 31, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

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Manager and Sub-Advisers. James Alpha Advisors, LLC is the Portfolio’s manager (the “Manager”). Yorkville Capital Management LLC serves as the Portfolio’s sub-adviser (“Yorkville”). The Manager monitors the performance of Yorkville.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2015.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2015.
Michael J. Montague	Chief Operating Officer and Chief Compliance Officer of the Manager, and has managed the Portfolio since its inception in 2015.
Darren R. Schuringa, CFA	Founder of Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2015.
James A. Hug	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2015.
Leonard Edelstein	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2015.
William N. Hershey	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2015.

Purchase and Sale of Portfolio Shares. Generally, the minimum initial investment in the Portfolio is $2,500 for Class A and Class C shares. The investment minimum for Class I shares of the Portfolio is $1 million, subject to certain exceptions. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information. The Portfolio is treated as a regular corporation, or “C” corporation, for U.S. federal, state and local income tax purposes. The Portfolio will make distributions that will be treated for U.S. federal income tax purposes as (i) first, taxable dividends to the extent of your allocable share of the Portfolio’s earnings and profits, (ii) second, non-taxable returns of capital to the extent of your tax basis in your shares of the Portfolio (for the portion of those distributions that exceed the Portfolio’s earnings and profits) and (iii) third, taxable gains (for the balance of those distributions). Dividend income will be treated as “qualified dividends” for federal income tax purposes, subject to favorable capital gain tax rates, provided that certain requirements are met. Unlike a regulated investment company, the Portfolio will not be able to pass-through the character of its recognized net capital gain by paying “capital gain dividends.” Although the Portfolio expects that a significant portion of its distributions will be treated as nontaxable return of capital and taxable gains, combined, no assurance can be given in this regard. Additionally, a sale of Portfolio shares is a taxable event for shares held in a taxable account.

Financial Intermediary Compensation. If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Manager and/or the Portfolio’s distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objectives of the Portfolio are current income and, secondarily, capital appreciation. The Portfolio’s investment objectives may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The Portfolio’s strategy is to invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of MLPs and in other investments that have economic characteristics similar to such securities. Such other investments may include MLP-related ETFs and ETNs, I-Shares or I-Units issued by MLP affiliates and “C” corporations that hold significant interests in MLPs. The MLPs in which the Portfolio will primarily invest include MLPs engaged in the transportation, storage and processing of natural resources, although the Portfolio may also invest in other types of MLPs that seek to take advantage of new regulation of investment vehicles. The Portfolio may also invest in securities of companies principally engaged in U.S. energy infrastructure.

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MLPs generally are organized as limited partnerships or limited liability companies and are taxed as partnerships for U.S. federal income tax purposes. The Portfolio may also invest in MLPs taxed as “C” corporations. Interests in MLPs trade on a public stock exchange, similar to stock of corporations. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. General partner interests typically have first priority to receive quarterly cash distributions up to an established amount, and the general partner also generally receives a larger portion of the net income as incentive. Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the MLP’s operations and management. Distributable cash in excess of minimum quarterly distributions payable to holders of general partner interests is paid to holders of limited partner interests and subordinated units and is distributed to both generally on a pro rata basis. The Portfolio may invest in either general partner or limited partner interests, and may invest in general partner interests without limitation. General partner interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP.

I-Shares represent an indirect ownership interest in an MLP and are issued by an MLP affiliate. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-Units. I-Units have similar features as MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares themselves have limited voting rights and are similar in that respect to MLP common units. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. Issuers of I-Shares must therefore continuously issue new shares to pay distributions to holders of I-Shares.
I-Shares are traded on the NYSE. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

ETFs are investment companies the shares of which trade throughout the day on an exchange, and whose goal is often to track or replicate a particular index representing a particular sector, market or global segment. ETNs are unsecured debt obligations issued by a bank or other financial institution that seek to track the performance of an index, an MLP index in the case of the Portfolio, over a specified period. Like MLPs and ETFs, interests in ETNs generally trade on a public exchange.

Unlike most mutual funds, the Portfolio does not have flow-through tax treatment such as that afforded to regulated investment companies under Subchapter M of the Code. This is because the Portfolio will invest a greater percentage of its assets in MLPs than is permitted under the Code in order for a mutual fund to qualify as a regulated investment company. The Portfolio instead is taxed as a regular corporation for U.S. federal income tax purposes. Accordingly, the Portfolio is subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations and will be subject to state and local tax by reason of its tax status and its investments in MLPs.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.

The Portfolio generally will invest in MLPs, ETFs, ETNs and other investments that the portfolio managers believe can generate repeatable cash flows that will grow over time, that have a conservative capital structure and that are trading at attractive valuations. In constructing the investment universe, the Portfolio’s sub-adviser employs a bottom-up process that evaluates and ranks potential investments according to the sub-adviser’s analysis of each company’s financial statements, business model and competitive advantages. This evaluation includes financial modeling of each company’s projected revenue, cash flow and other financial metrics and a determination by the Portfolio’s sub-adviser of what it believes to be the company’s intrinsic value. Investments are made in those companies that the Portfolio’s sub-adviser believes are trading at a fair price relative to intrinsic value and that present the best risk-reward opportunity relative to other potential investments. The Portfolio’s sub-adviser seeks to control risk by establishing internal guidelines on acceptable exposures to particular sub-industries and individual positions.

The Portfolio’s sub-adviser will consider selling a security if, among other things, (1) a security reaches the target price established by the sub-adviser; (2) a change occurs in the fundamentals of the company or the industry in which the company conducts its business; (3) a change in business model, competitive advantages and/or management occurs; or (4) a more attractive investment opportunity is identified.

The Portfolio’s investments in the types of securities described in this prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this prospectus. The Portfolio may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

The “Principal Investment Strategies” discussed in this Prospectus are not the exclusive strategies that the Portfolio may employ and additional investment strategies may be added in the future without the approval of shareholders. For additional information regarding the types of instruments in which the Portfolio may invest, please see the “Investment of the Trust’s Assets and Related Risks” section of the Portfolio’s Statement of Additional Information.

General Investment Policies of the Portfolio

Sub-Adviser(s). To achieve the Portfolio’s investment objective, the Manager will generally utilize one or more sub-adviser(s). The sub-adviser(s) may use a variety of investment techniques in managing its portion of the Portfolio. These techniques may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments. The Manager selects the sub-adviser(s) for the Portfolio, subject to approval by the Board of Trustees and, if required, the Portfolio’s

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shareholders, and allocates the assets of the Portfolio among the sub-adviser(s). The Manager reviews a wide range of factors in evaluating a sub-adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other sub-advisers and assets under management. The Manager has discretion to manage directly all or a portion of the Portfolio’s investment strategies.

Temporary or Cash Investments. Under normal market conditions, the Portfolio will stay fully invested according to its principal investment strategies as noted above. The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objectives during that period. To the extent that the Portfolio uses a money market fund for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Change in Investment Objective and Strategies. The Portfolio’s investment objective and strategies are non-fundamental (unless otherwise indicated) and may be changed by the Board without the approval of the Portfolio’s shareholders.

Principal Risks of Investing in the Portfolio

As with any mutual fund, it is possible to lose money by investing in the Portfolio. There is no assurance that the Portfolio will achieve its investment objective. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Deferred Tax Risk. The Portfolio is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Portfolio is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The Portfolio will not benefit from the current favorable federal income tax rates on long-term capital gains and Portfolio income, losses and expenses will not be passed through to the Portfolio’s shareholders.

An investment strategy whereby a fund is taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes involves complicated accounting, tax, NAV and share valuation aspects that would cause the Portfolio to differ significantly from most other open-end registered investment companies. This strategy could result in unexpected and potentially significant accounting, tax and valuation consequences for the Portfolio and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Portfolio, which, in turn, could have significant adverse consequences on the Portfolio and its shareholders. Moreover, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Portfolio or the MLPs in which the Portfolio invests. Legislation also could negatively impact the amount, timing and/or tax characterization of distributions received by Portfolio shareholders.

As a “C” corporation, the Portfolio accrues deferred income taxes for any current or future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital, (ii) any net operating gains, and (iii) any capital appreciation of its investments. The Portfolio’s accrued current and deferred tax liability will be reflected each day in the Portfolio’s NAV. The Portfolio’s current and deferred tax liability, if any, will depend upon the Portfolio’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Portfolio’s investments, the performance of those investments and general market conditions. The Portfolio will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Portfolio may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Portfolio’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Portfolio’s deferred tax liability and/or asset balances used to calculate the Portfolio’s NAV may vary dramatically from the Portfolio’s actual tax liability, and, as a result, the determination of the Portfolio’s actual tax liability may have a material impact on the Portfolio’s NAV.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or portfolio securities rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Portfolio would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which a Portfolio may invest may be leveraged. As a result, the Portfolio may be indirectly exposed to leverage through an investment in such

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securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Portfolio to higher volatility in the market value of such securities and the possibility that the Portfolio’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished. ETFs generally have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.

ETN Risk. ETNs are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

Industry Specific Risk. The MLPs in which the Portfolio invests are subject to risks specific to the industry they serve, including the following:

  Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
  Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an energy infrastructure MLP.
  Slowdowns in new construction and acquisitions can limit growth potential.
  A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
  Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure MLP to make distributions.
  Changes in the regulatory environment could adversely affect the profitability of energy infrastructure MLPs.
  Extreme weather or other natural disasters could impact the value of energy infrastructure MLP securities.
  Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
  Threats of attack by terrorists on energy assets could impact the market for energy infrastructure MLP securities.

To the extent new regulations permit the Portfolio to invest in new or different types of MLPs, the Portfolio may be subject to risks that are different from or in addition to the above described industry-specific risks.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, such as energy, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Management Risk. The investment techniques and risk analysis used by the portfolio managers may not produce the desired results.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. The securities of medium and small capitalization companies may be less liquid than the securities of larger capitalization companies, which could have an adverse effect on the ability of the Portfolio to sell these securities at favorable prices. This also may impede the Portfolio’s ability to obtain market quotations based on actual trades in order to value the Portfolio’s securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, medium and small capitalization companies may not pay a dividend, which can cushion returns in a falling market.

MLP Risks.

•	Limited Partner Risk. An MLP is a public limited partnership or a limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for
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investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.

•	Equity Securities Risk. Investment in MLPs involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. In the event of liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. Subordinated units generally do not provide arrearage rights.
•	Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid or trade less frequently than conventional publicly traded securities, and therefore more difficult to trade at desirable times and/or prices. Where certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times and it may be more difficult for the Portfolio to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the sub-adviser believes it is desirable to do so. This may affect adversely the Portfolio’s ability to make dividend distributions.
•	Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments and, accordingly, during periods of interest rate volatility these investments may not provide attractive returns.
•	General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
•	I-Shares Risk. Securities of MLP affiliates and I-Shares represent an indirect investment in the equity securities of MLPs. Prices and volatility of the securities of MLP affiliates and I-Shares tend to correlate to the price of MLP common units. Holders of the securities of MLP affiliates and I-Shares are therefore subject to the same risks as holders of equity securities of MLPs.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Portfolio will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended Schedules K-1 to investors in the MLP, such as the Portfolio. When necessary, the Portfolio will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.

Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. The law could change to eliminate or reduce such tax deductions, which ultimately shelter the recognition of taxable income by the Portfolio. The elimination or reduction of such tax benefits could significantly reduce the value of the MLPs held by the Portfolio, which would similarly reduce the Portfolio’s NAV. Additionally, the Portfolio could consequently be subject to U.S. federal, state and local corporate income taxes on a greater portion of the amount of the distributions it receives from the MLPs, which would reduce the amount the Portfolio can distribute to shareholders and could increase the percentage of Portfolio distributions treated as dividends instead of tax advantaged return of capital.

Depreciation or other cost recovery deductions passed through to the Portfolio from investments in MLPs taxed as partnerships in a given year generally will reduce the Portfolio’s taxable income (and earnings and profits), but those deductions may be recaptured in the Portfolio’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Portfolio disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Portfolio’s shareholders may be taxable, even though the shareholders at the time of the distribution might not have held shares in the Portfolio at the time the deductions were taken by the Portfolio, and even though the Portfolio’s shareholders at the time of the distribution will not have corresponding economic gain on their shares at the time of the distribution.

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The portion of the distributions received by the Portfolio each year that is considered a return of capital from the MLPs taxed as partnerships will not be known until the Portfolio receives a Schedule K-1 for that year with respect to certain of its MLP investments. The Portfolio’s tax liability will not be known until the Portfolio completes its annual tax return. The Portfolio’s tax estimates could vary substantially from the actual liability and therefore the determination of the Portfolio’s actual tax liability may have a material impact on the Portfolio’s NAV. The payment of corporate income taxes imposed on the Portfolio will decrease cash available for distribution to shareholders.

Non-Diversification Risk. The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Trust’s Statement of Additional Information.

The Trust discloses the Portfolio’s top holdings on a calendar quarter basis with a one to three-week lag on its public website until they are included in the Trust’s next shareholder report or quarterly report. The Portfolio will make available complete month-end portfolio holdings information with a 30-day lag. Such information can be obtained by calling 1-800-807-FUND.

In addition, you may obtain complete Portfolio holdings information or other disclosure of holdings as required by applicable legal or regulatory requirements on a fiscal quarterly basis within two months after the end of the fiscal period by calling 1-800-807-FUND.

MANAGEMENT OF THE PORTFOLIO

The Manager

The Portfolio has entered into an Investment Management Agreement (“Management Agreement”) with James Alpha Advisors, LLC, located at 515 Madison Avenue, New York, New York 10022, under which the Manager manages the Portfolio’s investments subject to the supervision of the Board of Trustees. The Manager specializes in identifying, seeding, and growing alternative investments for institutional and individual investors, and is a registered investment adviser. As of March 31, 2017, the Manager managed approximately $504.3 million in assets. Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 1.20% of the Portfolio’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Manager is responsible for managing the Portfolio in accordance with its investment objective and policies, and making recommendations with respect to the hiring, termination or replacement of sub-advisers. The Manager also maintains related records for the Portfolio.

The U.S. Securities and Exchange Commission (“SEC”) has granted exemptive relief to permit the Manager, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisers on behalf of the Portfolio without shareholder approval. Under a manager of managers structure, the Manager would have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Trust’s sub-advisers and recommending to the Board of Trustees their hiring, termination, or replacement. Within 90 days of retaining a new sub-adviser, shareholders of the Portfolio will receive notification of the change. A manager of managers structure enables the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by the Portfolio to be increased or change the Manager’s obligations under the investment advisory agreement, including the Manager’s responsibility to monitor and oversee sub-advisory services furnished to the Portfolio, without shareholder approval.

The Manager may invest the Portfolio’s assets in securities and other instruments. The Manager may exercise this discretion in order to invest the Portfolio’s assets pending allocation to a sub-adviser, to hedge the Portfolio against exposure created by a sub-adviser, or to modify the Portfolio’s exposure to a particular investment or market-related risk. The Manager may also exercise this discretion over unallocated assets and may reallocate to itself assets previously allocated to a sub-adviser.

Portfolio Expenses. The Portfolio is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total annual Portfolio operating expenses (excluding front-end and contingent deferred sales loads, taxes (including deferred tax expense), leverage, interest, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees

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and Expenses) for the Portfolio do not exceed 2.24%, 1.99% and 2.99% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through March 31, 2018. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed the expense cap in place at the time the expense was incurred or fees were waived.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement and the Sub-Advisory Agreement was included in the Portfolio’s semi-annual report to shareholders for the fiscal period ended May 31, 2016.

The Sub-Adviser

The Manager, on behalf of the Portfolio, has entered into a sub-advisory agreement with Yorkville to manage the Portfolio’s assets using its MLP-related strategy, and the Manager compensates Yorkville out of the investment advisory fees it receives from the Portfolio. Yorkville makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Manager. The Manager oversees Yorkville for compliance with the Portfolio’s investment objective, policies, strategies and restrictions, and monitors Yorkville’s adherence to its investment style. The Board of Trustees supervises the Manager and Yorkville, establishes policies that Yorkville must follow in its management activities, and oversees the hiring and termination of any sub-adviser recommended by the Manager.

Yorkville Capital Management LLC

Yorkville is located at 950 Third Avenue, New York, New York 10022. Yorkville’s MLP-related strategy is designed to try to meet the needs of investors looking for high-income producing investment vehicles with capital appreciation potential. As of March 31, 2017, Yorkville had approximately $217.2 million in assets under management.

The Manager has entered into various agreements with Yorkville to distribute various products and services of Yorkville. These distribution agreements do not relate to or involve the services provided to the Portfolio by Yorkville.

Portfolio Managers

Manager

Kevin R. Greene, James S. Vitalie and Michael J. Montague are responsible for the day-to-day management of the segment of the Portfolio’s portfolio managed by the Manager, as well as for oversight of the Portfolio’s portfolio managed by Yorkville.

Kevin R. Greene serves as a Managing Partner of the Manager, and is responsible for overseeing the day to day management of the firm. Mr. Greene is the former Chairman & CEO of Capital Resource Holdings, LLC the holding company parent of CRA RogersCasey, one of the leading pension consulting firms in the United States. Prior to CRA RogersCasey, he founded Bryant Park Capital, a privately held investment bank specializing in private equity financing and mergers and acquisitions for both private and public companies in the U.S. and Europe. Since 1991, Mr. Greene has served as the Chairman and CEO of KR Group, an international consulting and investment banking firm which he founded.

James S. Vitalie serves as Chief Executive Officer of the Manager and has over 20 years of experience successfully building financial services firms. Formerly the Institutional Group Head of Old Mutual Capital serving on the Executive and Product Development Committees, Mr. Vitalie was responsible for distribution and marketing of mutual funds, separate accounts and registered hedge fund of fund products. Prior to Old Mutual, Mr. Vitalie was the President of Curian Capital, an industry leading managed account platform. At Curian, Mr. Vitalie created the infrastructure of the asset management firm, developed and executed its strategic plan, and served as the Chairman of the Investment Policy Committee. Additionally, Mr. Vitalie was President of Foliofn Institutional, a financial services and technology company. As President of Century Business Services (CBZ) Retirement and Wealth Management Services division Mr. Vitalie created the strategic direction of the company, led the acquisition and integration efforts for the division and established their broker dealer and registered investment advisor. While at CBZ Mr. Vitalie was also responsible for securing the financing and launching of Allbridge Solutions as well as serving as its President and COO. Prior to CBZ, Mr. Vitalie was a partner at The Benefits Group, where he was responsible for the pension and investment services group. Lastly, Mr. Vitalie practiced corporate transactional law at Eckert, Seamans, Cherin & Mellott. Mr. Vitalie is also an officer of the Trust.

Michael J. Montague serves as Chief Compliance Officer and Chief Operating Officer of the Manager and is responsible for daily operations of the Manager as well as independent risk monitoring for the Manager’s funds. Most recently Mr. Montague worked as a Portfolio Manager for a global macro fund primarily responsible for commodity research and trading. Mr. Montague previously served as a Portfolio Manager for Chapin Hill Advisors, Inc., overseeing asset allocation, trading, and investment activity. Prior to Chapin Hill Advisors, Mr. Montague served as a Portfolio Manager for the Cayuga MBA Fund LLC, a long/short equity hedge fund. He began his career with Schlumberger where he spent six years working as a Senior Geophysicist in Schlumberger’s Oilfield Services division.

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Sub-Adviser

Yorkville Capital Management LLC

Darren R. Schuringa, CFA, James A. Hug, Leonard Edelstein, and William N. Hershey are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Portfolio’s assets managed by Yorkville. Mr. Schuringa is the Founder of Yorkville, prior to which he was Partner with Estabrook Capital Management and co-Portfolio Manager of a Morningstar five-star rated energy-centric mutual fund. Mr. Hug is a Portfolio Manager at Yorkville and a pioneer in MLP Research and investing. Prior to joining Yorkville, Mr. Hug worked at Janney Montgomery Scott for over 20 years where he conducted independent research on the MLP asset class. Mr. Edelstein is a Portfolio Manager at Yorkville and the first member of the Yorkville investment team to discover the MLP asset class. Mr. Edelstein has over 30 years of investment experience, specializing in MLP investment for over 20 years. Prior to joining Yorkville, Mr. Edelstein was a Vice President with Morgan Stanley. Mr. Hershey joined Yorkville in 2011 as a research analyst and is currently a member of the investment committee with trading and portfolio management responsibilities. Mr. Hershey heads Yorkville’s indexing efforts and manages the suite of Yorkville’s MLP benchmarks and various investable indexes. Mr. Hershey graduated from Vanderbilt University in May 2011 with a BA in Economics with a minor in Finance. Mr. Hershey is currently a Level II candidate in the CFA program.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Portfolio.

Supervision

Saratoga Capital Management, LLC (“SCM”), 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, serves the Portfolio in a supervision capacity with responsibility to monitor the performance of the Portfolio’s outside service providers (other than sub-advisers, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to the Portfolio. Pursuant to the supervision agreement with the Portfolio, the Portfolio pays SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Trust. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account. Shares of the Portfolio and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by SCM, the Saratoga Strategic Horizon Asset Reallocation Program® (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with SCM. SCM receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Portfolio and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, SCM may suggest to the investment advisers that SCM has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Portfolio of the assets of one or more Saratoga Funds (each, a “sleeve”). Any such allocation would increase the Portfolio’s assets and, therefore, the management fees of the Portfolio payable to the Manager. Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to SCM, which acts as supervisor but not investment adviser to the Portfolio. The Manager has agreed to reimburse SCM an amount equivalent to any reduction in management fees that SCM experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Portfolio, less any supervision fees that SCM receives from the sleeve that is allocated to the Portfolio. Any such reimbursement will be paid by the Manager and not out of the assets of the Portfolio.

Administration

The Bank of New York Mellon, located at 225 Liberty Street, New York, New York 10286, is the custodian of the assets of the Trust.

Gemini Fund Services, LLC, located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, serves as the Trust’s transfer agent.

Gemini Fund Services, LLC, located at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, provides administrative (including custody administration) and fund accounting services to the Trust. As such, they manage the administrative affairs of the Trust, calculate the NAV of the shares of the Portfolio, and create and maintain the Trust’s required financial records.

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SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

The price of shares of the Portfolio called “net asset value” or “NAV,” is based on the value of the Portfolio’s investments.

The NAV per share of the Portfolio is determined once daily at the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, a Portfolio’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which the Manager determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Trust’s Board of Trustees. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

Debt securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Trust’s Board of Trustees. Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Portfolio invests in ETFs, the Portfolio’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The Prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

In calculating the Portfolio’s daily NAV, the Portfolio will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset will be reflected in the Portfolio’s daily NAV.

The Portfolio will accrue a deferred income tax liability balance, at the currently effective U.S. federal income tax rate (currently estimated to be 34%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Portfolio’s current and deferred tax liability, if any, will depend upon the Portfolio’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Portfolio’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Portfolio’s NAV. Upon the Portfolio’s sale of an MLP security, the Portfolio may be liable for previously deferred taxes.

The Portfolio will accrue, in accordance with generally accepted accounting principles (GAAP), a deferred tax asset balance, which reflects an estimate of the Portfolio’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Portfolio’s NAV. To the extent the Portfolio has a deferred tax asset balance, the Portfolio will assess, in accordance with GAAP, whether a valuation allowance, which would offset the value of some or all of the Portfolio’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Portfolio will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Portfolio will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Portfolio’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Portfolio’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Portfolio’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets

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can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Portfolio will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Portfolio’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Portfolio used in calculating the Portfolio’s daily NAV, the application of such final valuation allowance could have a material impact on the Portfolio’s NAV.

The Portfolio’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Portfolio will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Portfolio on a timely basis, to estimate the Portfolio’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Portfolio will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Portfolio’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Portfolio’s deferred tax liability and/or asset balances used to calculate the Portfolio’s NAV could vary dramatically from the Portfolio’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Portfolio’s assets and other factors. As a result, the determination of the Portfolio’s actual tax liability may have a material impact on the Portfolio’s NAV. The Portfolio’s daily NAV calculation will be based on then current estimates and assumptions regarding the Portfolio’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Portfolio at such time. From time to time, the Portfolio may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Portfolio’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in GAAP or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Portfolio’s NAV per share, which could be material.

PURCHASE OF SHARES

Purchase of shares of the Portfolio must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Portfolio’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Portfolio are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Portfolio in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Portfolio when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Portfolio, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below. Make all checks payable to the Portfolio. The Portfolio will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Portfolio will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Not all share classes may be available in all states.

Note: Gemini Fund Services, LLC, the Portfolio’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Portfolio, for any check returned to the transfer agent for insufficient funds.

For more information regarding the purchase of shares, contact the Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

The post office’s receipt of information regarding a purchase request in the above P.O. Box is deemed to be receipt of the request by the Portfolio.

If you wish to wire money to make a subsequent investment in the Portfolio, please call 1-800-807-FUND to receive wiring instructions and to notify the Portfolio that a wire transfer is coming. Any commercial bank can transfer same-day funds by wire. The Portfolio will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Portfolio’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

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Purchase of Shares in Good Order. All purchase requests directly through the Transfer Agent must be received by the transfer agent in “good order.” This means that your request must include:

•	The Portfolio and account number.
•	The amount of the transaction (in dollars or shares).
•	Accurately completed orders.
•	Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. Orders to purchase shares through a Financial Intermediary will be effected at the NAV per share next determined after the purchase order has been received in good order by the Financial Intermediary. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolio and the Saratoga Funds. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Portfolio shares, or other fees. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Trust’s portfolios by identifying the investor’s risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor’s account and recommending any appropriate changes in the allocation of assets among the Trust’s portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor’s financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use SCM’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, SCM may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. SCM receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor’s investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by SCM. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

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Continuous Offering.

For Class A and Class C shares of the Portfolio, the minimum initial investment in the Portfolio is $2,500. For Class I shares of the Portfolio, the minimum initial investment in the Portfolio is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Portfolio’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000 then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchases of less than $1 million). In addition, the minimum initial investment for Class I shares of the Portfolio may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs; (iv) certain retirement plans investing directly with the Portfolio; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Portfolio. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of the Manager, Yorkville, SCM, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Saratoga Fund and the Portfolio. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for the Portfolio or for a Saratoga Fund. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Portfolio reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at NAV next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Class C shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption. The CDSC is based upon the investors original purchase price. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Brokers that have entered into selling agreements with the Portfolio’s distributor may receive a commission of up to 1.00% of the purchase price of Class C shares at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Trust Portfolios.

CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current NAV of shares purchased more than one year prior to the redemption; and (iii) the current NAV of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

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In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) of the Code (“403(b) Custodial Account”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see "Redemption of Shares—Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m) (7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

Choosing A Share Class

Description of Classes. The Portfolio has adopted a multiple class plan that allows it to offer one or more classes of shares. The Portfolio has four classes of shares – Class I shares, Class A shares, Class C shares and Class S shares. Only Class A, Class C and Class I shares are offered in this Prospectus. Class S shares are offered through a separate Prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class I shares are no-load shares that do not require that you pay a sales charge. If you purchase Class I shares of the Portfolio you will pay the NAV next determined after your order is received.
•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% annual Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”
•	Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

More About Class A Shares

Class A shares of the Portfolio are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% annually of average daily net assets, which are assessed against the shares of the Portfolio.

If you purchase Class A shares of the Portfolio you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Portfolio’s shares or the Trust’s transfer agent does not confirm your represented holdings.

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In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Portfolio. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge. The following chart shows the sales charge you will pay based on the amount of your purchase. You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

CLASS A REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price [1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price [2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None	None	None
1.	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set for above because of rounding that occurs in the calculation used to determine your sales charge.
2.	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3.	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase. See “More About Class A Shares” above for further information.
4.	The Manager may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $ 3 million, the Manager will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;
•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Portfolio from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Trust portfolios you currently own acquired in exchange for shares of Trust portfolios purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Trust, its transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

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CLASS A SHARES SALES CHARGE WAIVERS

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•	Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or SCM (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Trust’s shares and their immediate families. Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or SCM.
•	Clients of financial intermediaries that have entered into arrangements with the Distributor or SCM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
•	Institutional investors (which may include bank trust departments and registered investment advisors).
•	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or SCM.
•	Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.
•	Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. SCM in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.
•	Reinvestment of capital gains distributions and dividends.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase. The CDSC is based upon the investor’s original purchase price. Any CDSC paid on the redemptions of Class A shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding. Brokers may receive distribution and/or shareholder service fees for Class A shares.

PLAN OF DISTRIBUTION

The Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Portfolio. The Plan provides that the Portfolio will pay the Distributor or other entities, including the Manager and SCM, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to the Manager, SCM or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Portfolio as an expense in the year it is accrued. Because the fee is paid out of the Portfolio’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

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FREQUENT PURCHASES AND REDEMPTIONS OF TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Portfolio by shareholders, and “market-timing” may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Portfolio’s investment objective, strategies and policies. To the extent that the Portfolio invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences. The foreign securities in which the Portfolio invests may be traded on foreign markets that close well before the Portfolio calculates its NAV. This gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. A market timer may seek to capitalize on these time zone differences by purchasing shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”). The market timer might redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Portfolio invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds (also referred to as junk bonds) or municipal bonds, the Portfolio may be adversely affected by price arbitrage trading strategies.

The Trust discourages frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Trust’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Trust does not accommodate frequent purchases and sales by Portfolio shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase. The Trust’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of this Prospectus. Except as described in these sections, the Trust’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. The Trust requires all intermediaries to enforce all of the Trust’s policies contained in this Prospectus and in the Trust’s Statement of Additional Information. Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Trust on an individual basis. The ability of the Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary’s customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including terminating the relationship. There can be no assurance that the Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Portfolio may result in the Portfolio sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges. Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any day that the Portfolio calculates its NAV. Redemption requests received by the Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Trust. A redemption order is deemed to be received by the Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Trust. Orders to redeem shares through a Financial Intermediary will receive the NAV per share next determined after the redemption request has been received in good order by the Financial Intermediary. The Portfolio is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Trust’s Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, redemption requests of a shareholder in the event of death, divorce or other legal matter may require the submission of documents commonly required to assure the safety of a particular account.

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The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests. To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Receipt of a redemption order by the U.S. Postal Service (“USPS”) does not constitute receipt of such an order by the Trust or its Transfer Agent. Requests sent via the USPS will be processed at the NAV on the business day the request is received in good form at the Trust’s Transfer Agent. There may be a delay between the time the request reaches the P.O. Box and the time of the Trust’s receipt of the request, which may affect the NAV at which the request is processed. Regular mail is retrieved from the Transfer Agent’s post office box at least once a day by 12:00 p.m., Eastern Time and overnight mail is processed as received by the Transfer Agent from the delivery service. In both cases, processing of redemption requests are subject to the provisions described above in the opening paragraph in this section.

Redeeming by Telephone. The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-807-FUND (1-800-807-3863). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions. If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent. Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared.

Good Order. Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee. Certain requests require a medallion signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Trust or Transfer Agent):

1.	Re-registration of the account.
2.	Changing bank wiring instructions on the account.
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3.	Name change on the account.
4.	Setting up/changing systematic withdrawal plan to a secondary address.
5.	Redemptions greater than $100,000.
6.	Any redemption check that is being mailed to a different address than the address of record.
7.	Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Portfolio within 30 days of purchase. The redemption fee is paid directly to the Portfolio from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Portfolio.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Trust’s transfer agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); (iv) redemptions pursuant to systematic withdrawal plans; and (v) exchanges in response to tactical asset allocation programs’ allocations and reallocations, as approved by the Trust’s CCO and/or one of the Trust’s principal officers.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis. Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Trust must rely on the Financial Intermediary to monitor redemptions within the Portfolio by the Financial Intermediary’s customers and to collect the Portfolio’s redemption fee from their customers. The Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Trust’s restrictions, the Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.” The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio’s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Portfolio.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by SCM), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. If the Portfolio is the only holding of a shareholder in the Trust, then due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Portfolio’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the Portfolio’s shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

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EXCHANGE PRIVILEGE. Shares of the Portfolio may be exchanged without payment of any exchange fee for shares of another portfolio of the Trust of the same Class at their respective NAVs. Please refer to the Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Trust’s other portfolios. The Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Portfolio shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Portfolio or a Saratoga Fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Portfolio or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Portfolio or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

SCM reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Trust’s Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Distributions

The Portfolio currently anticipates making distributions to its shareholders quarterly in an amount that is approximately equal to the distributions the Portfolio receives from its investments, including the MLPs in which it invests, less the actual, estimated or anticipated expenses of the Portfolio, including taxes imposed on the Portfolio (if any). The Portfolio is not required to make such distributions and, consequently, the Portfolio could decide, at its discretion, not to make such distributions or not to make distributions in the amount described above because of market or other conditions affecting or relevant to the Portfolio.

The Portfolio will make distributions that will be treated for U.S. federal income tax purposes as (i) first, taxable dividends to the extent of your allocable share of the Portfolio’s earnings and profits, (ii) second, non-taxable returns of capital to the extent of your tax basis in your shares of the Portfolio (for the portion of those distributions that exceed the Portfolio’s earnings and profits) and (iii) third, taxable gains (for the balance of those distributions). Dividend income will be treated as “qualified dividends” for federal income tax purposes, subject to favorable capital gain tax rates, provided that certain requirements are met. Although the Portfolio expects that a significant portion of its distributions will be treated as nontaxable return of capital and taxable gains, combined, no assurance can be given in this regard.

Unlike the MLPs in which the Portfolio invests, the Portfolio is not a pass through entity. Consequently, the tax characterization of the distributions paid by the Portfolio may differ greatly from those of the MLPs in which the Portfolio invests. The Portfolio’s ability to meet its investment objective will depend, in part, on the character and amount of distributions it receives from such MLP investments. The Portfolio will have no control over the timing of the distributions it receives from its MLP investments because such MLPs have the ability to modify their distribution policies from time to time generally without input from or the approval of the Portfolio.

Taxes

Status of the Portfolio as a regular corporation. Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Portfolio is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Portfolio’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Portfolio or to its shareholders. As a result, the Portfolio is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Portfolio will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Portfolio may incur tax at the federal, state, and local tax levels, which would reduce the Portfolio’s cash available to make distributions to shareholders. An estimate of federal, state, and local taxes

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liabilities will reduce the Portfolio’s NAV. The Portfolio may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Portfolio’s regular federal income tax liability. The extent to which the Portfolio is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Portfolio’s cash available to make distributions to shareholders.

Taxation of the Portfolio’s investments and investment techniques. The Portfolio intends to invest a significant portion of its assets in MLPs, which generally are treated as partnerships for U.S. federal income tax purposes. To the extent that the Portfolio invests in equity securities of an MLP, the Portfolio will be a partner in such MLP. Accordingly, the Portfolio will be required to take into account the Portfolio’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Portfolio. MLP distributions to partners, such as the Portfolio, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Portfolio’s basis in its MLP interest. The Portfolio expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Portfolio from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Portfolio from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Portfolio will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.

The Portfolio will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Portfolio on the sale, exchange or other taxable disposition and the Portfolio’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Portfolio has held such assets since preferential capital gain rates do not apply to regular corporations such as the Portfolio. The amount realized by the Portfolio in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Portfolio’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Portfolio’s tax basis in its equity securities in an MLP generally is equal to the amount the Portfolio paid for the equity securities, (x) increased by the Portfolio’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Portfolio’s allocable share of the MLP’s net losses and any distributions received by the Portfolio from the MLP. Although any distribution by an MLP to the Portfolio in excess of the Portfolio’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Portfolio, net of a deferred tax liability, such distribution will decrease the Portfolio’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Portfolio. To the extent that the Portfolio has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Portfolio’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Portfolio’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.

The Portfolio’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Portfolio invests may be treated as items of tax preference for purposes of calculating the Portfolio’s alternative minimum taxable income. Such items may increase the Portfolio’s alternative minimum taxable income and increase the likelihood that the Portfolio may be subject to the alternative minimum tax.

Taxation of portfolio distributions. Distributions by the Portfolio of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Portfolio’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Portfolio’s earnings and profits are computed based upon the Portfolio’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Portfolio to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Portfolio to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.

If the amount of a Portfolio distribution exceeds the Portfolio’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Portfolio that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Portfolio shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares.

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The Portfolio anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Portfolio’s current and accumulated earnings and profits. Accordingly, the Portfolio expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.

Special rules may apply to the calculation of the Portfolio’s earnings and profits. For example, the Portfolio’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Portfolio’s earnings and profits being higher than the Portfolio’s taxable income or loss in a particular year if the MLPs in which the Portfolio invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Portfolio may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Portfolio’s taxable income or loss for such year, which means that a larger percentage of the Portfolio’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.

Shareholders that receive distributions in shares rather than in cash will be generally treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.

Redemptions. A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Portfolio, or is in partial liquidation of such Portfolio. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.

If the Portfolio is required to sell portfolio securities to meet redemption requests, the Portfolio may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Portfolio and may increase the Portfolio’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Portfolio shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Portfolio shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Portfolio is the same as a sale. An exchange occurs when the purchase of shares of a Portfolio is made using the proceeds from a redemption of shares of another Portfolio and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Portfolio’s default method of first-in-first-out (FIFO), unless you instruct the Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Portfolio shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The conversion of shares of one class of a Portfolio into shares of another class of the same Portfolio is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction.

Buying a dividend. At the time you purchase your Portfolio shares, the Portfolio’s NAV may reflect undistributed income, or net unrealized appreciation in value of securities held by the Portfolio. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

Backup withholding. By law, if you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Medicare tax. A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

State and local taxes. Portfolio distributions and gains from sale or exchange of your Portfolio shares generally are subject to state and local income taxes.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Any capital gain realized by a non-U.S. investor upon a sale or redemption of shares of the Portfolio will generally not be subject to U.S. federal income or withholding tax unless (i) the gain is effectively connected with the investor’s trade or business in the U.S., or in the case of an investor who is a nonresident alien individual, the investor is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met or (ii) the Portfolio is or has been a U.S. real property holding corporation, as defined below, at any

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time within the five-year period preceding the date of disposition of the Portfolio’s shares or, if shorter, within the period during which the non-U.S. investor has held the shares. Generally, a corporation is a U.S. real property holding corporation if the fair market value of its U.S. real property interests, as defined in the Code and applicable regulations, equals or exceeds 50% of the aggregate fair market value of its worldwide real property interests and its other assets used or held for use in a trade or business. The Portfolio may be, or may prior to a non-U.S investor’s disposition of shares become, a U.S. real property holding corporation. Any non-U.S. investor who is described in one of the foregoing cases is urged to consult his, her or its own tax advisor regarding the U.S. federal income tax consequences of the redemption, sale, exchange or other disposition of shares of the Portfolio.

Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), the Portfolio will be required to withhold a 30% tax on (a) income dividends, and (b) the proceeds arising from the sale of Portfolio shares paid by the Portfolio after Dec. 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

The discussion above regarding the taxability of Portfolio dividends and distributions and of redemptions and exchanges of Portfolio shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement and benefit plans.

This discussion of “Distributions” and “Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Portfolio.

ADDITIONAL INFORMATION

The Manager, SCM and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Portfolio) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Portfolio’s shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Portfolio over other investment options. Any such payments will not change the NAV of the price of the Portfolio’s shares.

In addition, the Portfolio or its distributor may also make payments to financial intermediaries for certain administrative services, including record keeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Portfolio and/or its agents. The fees payable by the Portfolio under this category of services are subject to certain limitations approved by the Board and, to the extent paid, will increase expenses of the Portfolio. These expenses are not separately identified in the fee table under the section titled “Fees and Expenses of the Portfolio” but rather are included within “Other Expenses” in the fee table.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance of Class I, Class A and Class C shares for the periods shown. The information presented in the tables below for the Portfolio for the fiscal years ended November 30, 2015 and November 30, 2016 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Portfolio’s financial statements are included in the Portfolio’s November 30, 2016 annual report, which is available upon request. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Financial Highlights (Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods)

James Alpha Yorkville MLP Portfolio

	Class I			Class A			Class C
	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	November 30,	November 30,		November 30,	November 30,		November 30,	November 30,
	2016	2015 (1)		2016	2015 (1)		2016	2015 (1)

Net Asset Value, Beginning of Period	$6.56	$10.00		$6.56	$10.00		$6.55	$10.00

Income (Loss) from Investment Operations:
Net investment loss (2)	(0.11)	(0.12)		(0.12)	(0.10)		(0.17)	(0.15)
Net realized and unrealized gain/loss on investments	0.89	(3.22)		0.88	(3.24)		0.88	(3.22)
Total from investment operations	0.78	(3.34)		0.76	(3.34)		0.71	(3.37)

Dividends and Distributions:
Distributions from return of capital	(0.27)	(0.10)		(0.26)	(0.10)		(0.21)	(0.08)
Total dividends and distributions	(0.27)	(0.10)		(0.26)	(0.10)		(0.21)	(0.08)

Redemption Fees	— *	—	*	— *	—	*	— *	—	*

Net Asset Value, End of Period	$7.07	$6.56		$7.06	$6.56		$7.05	$6.55

Total Return (3)	12.61%	(33.37	)% (4)	12.21%	(33.41	)% (4)	11.47%	(33.69	)% (4)

Ratios and Supplemental Data:
Net assets, at end of period (000s)	$4,102	$3,542		$3,250	$2,479		$961	$733
Ratio of gross expenses to average net assets including income tax expenses	3.30%	3.91	% (5)	3.56%	4.16	% (5)	4.25%	4.91	% (5)
Ratio of gross expenses to average net assets excluding income tax expenses	3.28%	3.91	% (5)	3.54%	4.16	% (5)	4.23%	4.91	% (5)
Ratio of net expenses to average net assets including income tax expenses (6)	2.53%	2.50	% (5)	2.78%	2.75	% (5)	3.47%	3.50	% (5)
Ratio of net expenses to average net assets before income tax expenses (6)	2.50%	2.50	% (5)	2.75%	2.75	% (5)	3.45%	3.50	% (5)
Ratio of Income Tax Expense (7)	0.02%	0.00	% (5)	0.02%	0.00	% (5)	0.02%	0.00	% (5)
Ratio of net investment loss to average net assets (6)	(1.78)%	(2.04	)% (5)	(2.06)%	(2.03	)% (5)	(2.73)%	(2.97	)% (5)

Portfolio Turnover Rate	101%	17	% (4)	101%	17	% (4)	101%	17	% (4)

(1)	The James Alpha Yorkville MLP Portfolio commenced operations on March 31, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.
(4)	Not Annualized.
(5)	Annualized.
(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by adviser.
(7)	Deferred tax expense estimate is derived from the net investment loss, and realized and unrealized gain/loss.
*	Per share amount represents less than $0.01 per share.

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OTHER PERFORMANCE OF YORKVILLE, THE SUB-ADVISER

Yorkville MLP Core Income Strategy

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

The Portfolio’s investment objective, policies and strategies are substantially similar to those used by Yorkville, the Portfolio’s sub-adviser, in advising other discretionary accounts (the “Other Accounts”). The tables below show the historical investment performance for a composite of Other Accounts (the “Composite”). The first table shows the historical average annual total returns of the Composite for the 1-year, 3-year, 5-year, and 10-year periods ended December 31, 2015, and for the Since Inception period ended December 31, 2015 (the “Average Annual Total Returns”). The Average Annual Total Returns are compared to the Alerian MLP Total Return Index (the “Index”), which is an unmanaged index that Yorkville considers to be generally representative of the types of investments held by the Other Accounts. The Index reflects no fees or costs and is not available for investment. The second table below shows the historical calendar year total returns since inception of the Composite and compares these returns to the Index.

The Other Accounts are separate and distinct from the Portfolio. The returns shown for the Composite should not be considered a substitute for the Portfolio’s own performance, nor indicative of the future returns of the Portfolio.

Most Other Accounts were not subject to certain investment limitations, diversification requirements and tax and other restrictions imposed on registered investment companies such as the Portfolio. In addition, the returns of the Other Accounts were not adjusted to reflect any income tax liability resulting from the Other Accounts’ investments, whereas the Portfolio will accrue deferred income taxes for any current or deferred tax liability, which will be reflected in the Portfolio’s daily net asset value and, therefore, in its performance returns. If such restrictions and income tax adjustments applied, the performance of the Other Accounts and, therefore, the Composite, may have been lower.

The Composite returns shown were obtained from records maintained by Yorkville. The Composite is asset weighted by beginning-of-period asset values of the Other Accounts and the returns are time-weighted, calculated monthly, and include all realized and unrealized gains and losses. The Composite is valued at least monthly, taking into account cash flows. The Composite returns include all actual fee-paying, discretionary Other Accounts, including clients no longer with Yorkville. Other Accounts are included in the composite beginning with the first full month of performance to the present or to the cessation of the Other Account’s relationship with Yorkville. Terminated accounts are included through the last full month in which they were fully invested. No alterations of the Composite have been made due to changes in personnel at Yorkville.

The Composite returns gross of fees does not reflect the deduction of any fees or expenses or transaction costs. Except as noted below, the Composite returns net of fees were calculated by adjusting the Composite returns gross of fees to reflect the Portfolio’s estimated net expenses of 2.75% for Class A and 2.50% for Class I as of March 31, 2016, each of which include the effect of fee waivers and/or expense reimbursements in effect at that time. The Composite returns (net of fees) assumes that the fee waiver was in effect for all periods presented and, if that were not the case, then the Composite (net of fees) return numbers would have been lower. The adjusted Composite returns net of fees using Class A expenses and maximum sales load reflects deduction of the Class A front-end sales charge of 5.75% from the initial investment on January 1, 2002 (and, therefore, is not reflected in the 1 Year, 3 Years, 5 Years and 10 Years returns). The Composite calendar year total returns net of fees for the years 2003, 2006, 2009 and 2013 were calculated using the average expenses charged to the accounts that comprise the Composite (because the Composite calendar year total returns net of fees for such years calculated using Portfolio expenses produced higher total returns than using the average expenses charged to the accounts that comprised the Composite). These net of fees returns have also been included in the calculation of the Composite's Average Annual Total Returns net of fees. The methodology used to calculate the Composite returns gross and net of fees is different than guidelines of the SEC for calculating mutual fund performance.

Composite – Average Annual Total Returns

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

	1 Year*	3 Years*	5 Years*	10 Years*	Since Inception**
Composite (net of fees using Class A expenses and maximum sales load)	-35.0%	0.6%	6.0%	5.0%	7.4%
Composite (net of fees using Class A expenses without sales load)	-35.0%	0.6%	6.0%	5.0%	7.8%
Composite (net of fees using Class I expenses)	-34.8%	0.8%	6.2%	5.2%	8.0%
Composite (gross of fees)	-33.1%	3.9%	9.2%	8.2%	11.1%
Alerian MLP Total Return Index***	-32.6%	-3.4%	1.5%	8.7%	10.4%

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Composite – Calendar Year Total Returns Since Inception

THIS IS NOT THE PORTFOLIO’S PERFORMANCE

	Composite (net of fees using Class A expenses)	Composite (net of fees using Class I expenses)	Composite (gross of fees)	Alerian MLP Total Return Index***
2015	-35.0%	-34.8%	-33.1%	-32.6%
2014	2.9%	3.1%	5.7%	4.8%
2013	52.4%****	52.4%****	58.6%	27.6%
2012	8.8%	9.0%	11.8%	4.8%
2011	20.5%	20.8%	23.8%	13.9%
2010	24.7%	25.0%	28.1%	35.9%
2009	43.4%****	43.4%****	48.6%	76.4%
2008	-48.5%	-48.3%	-46.9%	-36.9%
2007	-1.1%	-0.9%	1.6%	12.7%
2006	33.9%****	33.9%****	37.9%	26.1%
2005	4.3%	4.6%	7.2%	6.3%
2004	16.9%	17.2%	20.2%	16.7%
2003	34.2%****	34.2%****	38.3%	44.5%
2002	1.7%*****	8.1%	10.8%	-3.4%

* Through December 31, 2015.

**	Through December 31, 2015.
***	Reflects no deduction for fees, expenses or taxes.
****	Reflects total returns net of fees using the Composite expense ratio.
*****	Reflects maximum Class A sales charge of 5.75%.
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Privacy Policy Notice for The Saratoga Advantage Trust

Rev. July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Saratoga Advantage Trust (“the Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-800-807-FUND

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Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

• State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

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JAMES ALPHA YORKVILLE MLP PORTFOLIO

CLASS I SHARES (Ticker: JMLPX)

CLASS A SHARES (Ticker: JAMLX)

CLASS C SHARES (Ticker: MLPCX)

PROSPECTUS

Additional information about the Portfolio’s investments will be available in the Trust’s Annual and Semi-Annual Reports to Shareholders. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Trust’s Statement of Additional Information also provides additional information about the Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of the Annual Report, the Semi-Annual Report or the Statement of Additional Information, to request other information about the Trust, or to make shareholder inquiries, please call: 1-800-807-FUND.

You also may obtain information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, by calling your financial advisor or by visiting our Internet site at: www.saratogacap.com.

Information about the Trust, including the Annual and Semi-Annual Reports and the Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number is 811-08542.